UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: May 31

Date of reporting period: June 1, 2011 to August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

BSCB Guggenheim BulletShares 2011 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value
	Corporate Bonds - 64.8%
	Auto Manufacturers - 2.3%
$ 801,000	Daimler Finance North America, LLC, Series MTN	BBB+	5.75%	09/08/2011	$ 801,227

	Banks - 8.7%
949,000	Bank One Corp.	A	5.90%	11/15/2011	957,463
667,000	Capital One Financial Corp., Series MTN	BBB	5.70%	09/15/2011	667,784
578,000	Citigroup, Inc.	A	5.10%	09/29/2011	579,387
750,000	National City Bank, Series BKNT	A	6.20%	12/15/2011	760,102
					2,964,736

	Commercial Services - 0.9%
317,000	Western Union Co.	A-	5.40%	11/17/2011	320,028

	Diversified Financial Services - 20.9%
2,671,000	Credit Suisse USA, Inc.	A+	6.13%	11/15/2011	2,697,483
1,528,000	General Electric Capital Corp.	AA+	5.00%	11/15/2011	1,541,200
486,000	General Electric Capital Corp., Series MTNA	AA+	4.38%	11/21/2011	489,840
2,102,000	HSBC Finance Corp.	A	6.38%	10/15/2011	2,113,933
300,000	ORIX Corp. (Japan)	A-	5.48%	11/22/2011	302,236
					7,144,692

	Electric - 4.6%
501,000	NextEra Energy Capital Holdings, Inc.	A-	5.63%	09/01/2011	501,000
697,000	PacifiCorp	A	6.90%	11/15/2011	705,554
370,000	PPL Energy Supply, LLC, Series A	BBB	6.40%	11/01/2011	373,221
					1,579,775

	Food - 1.7%
559,000	Kraft Foods, Inc.	BBB-	5.63%	11/01/2011	563,017

	Insurance - 2.2%
209,000	American International Group, Inc.	A-	5.38%	10/18/2011	208,739
551,000	MetLife, Inc.	A-	6.13%	12/01/2011	558,189
					766,928

	Miscellaneous Manufacturing - 3.4%
782,000	3M Co., Series MTN	AA-	4.50%	11/01/2011	787,258
378,000	Honeywell International, Inc.	A	6.13%	11/01/2011	381,362
					1,168,620

	Oil & Gas - 10.7%
613,000	Burlington Resources Finance Co. (Canada)	A	6.50%	12/01/2011	621,354
1,322,000	Devon Financing Corp. ULC (Canada)	BBB+	6.88%	09/30/2011	1,327,370
800,000	EnCana Corp. (Canada)	BBB+	6.30%	11/01/2011	807,009
887,000	Shell International Finance BV (Netherlands)	AA	1.30%	09/22/2011	887,552
					3,643,285

	Pipelines - 0.4%
121,000	Williams Cos., Inc.	BBB-	7.13%	09/01/2011	121,000

	Telecommunications - 9.0%
1,532,000	AT&T Corp.	A-	7.30%	11/15/2011	1,550,971
638,000	AT&T Mobility, LLC	A-	6.50%	12/15/2011	647,811
696,000	BellSouth Corp.	A-	6.00%	10/15/2011	700,050
169,000	Motorola Solutions, Inc.	BBB	8.00%	11/01/2011	170,813
					3,069,645

	Total Corporate Bonds - 64.8%
	(Cost $22,166,749)				22,142,953

	US Treasury Security - 26.7%
$ 9,150,000	U.S. Treasury Bill(a)	NR	0.00%	10/27/2011	$ 9,149,854
	(Cost $9,149,798)

	Total Investments - 91.5%
	(Cost $31,316,547)				31,292,807
	Other Assets in excess of Liabilities - 8.5%				2,893,087
	Net Assets - 100.0%				$ 34,185,894

BV - Limited Liability Company
LLC - Limited Liability Company
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Zero coupon bond.

See previously submitted notes to financial statements for the period ended May 31, 2011.

BSCB | Guggenheim BulletShares 2011 Corporate Bond ETF

Country Allocation**
United States	87.4%
Canada	8.8%
Netherlands	2.8%
Japan	1.0%

** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$31,316,547	$130	$(23,870)	$(23,740)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	22,143	$-	$22,143
US Treasury Securities		9,150		9,150
Total	$-	$31,293	$-	$31,293

There were no transfers between levels.

BSCC Guggenheim BulletShares 2012 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.6%
	Aerospace & Defense - 0.7%
$ 394,000	Boeing Co.	A	1.88%	11/20/2012	N/A	$ 399,569
150,000	United Technologies Corp.	A	6.10%	05/15/2012	N/A	155,787
						555,356

	Agriculture - 0.5%
400,000	UST LLC	BBB	6.63%	07/15/2012	N/A	418,472

	Auto Manufacturers - 0.7%
566,000	Daimler Finance North America LLC	BBB+	7.30%	01/15/2012	N/A	579,164

	Banks - 28.4%
650,000	American Express Bank FSB, Series BKN1	BBB+	5.55%	10/17/2012	N/A	681,027
750,000	American Express Centurion Bank, Series BKNT	BBB+	5.55%	10/17/2012	N/A	785,801
701,000	Bank of America Corp.	A	6.25%	04/15/2012	N/A	716,894
450,000	Bank of America Corp.	A	5.38%	09/11/2012	N/A	461,922
550,000	Bank of America Corp.(a)	A	4.88%	09/15/2012	N/A	558,406
783,000	Bank of New York Mellon Corp., Series MTN	AA-	4.95%	11/01/2012	N/A	821,403
925,000	Barclays Bank PLC (United Kingdom)	AA-	5.45%	09/12/2012	N/A	957,493
875,000	BB&T Corp., Series MTN	A	3.85%	07/27/2012	N/A	898,891
175,000	BNP Paribas/BNP Paribas US Medium -Term Note Program, LLC, Series 2 (France)	AA	2.13%	12/21/2012	N/A	172,698
548,000	Citigroup, Inc.	A	6.00%	02/21/2012	N/A	559,323
800,000	Citigroup, Inc.	A	5.25%	02/27/2012	N/A	813,771
548,000	Citigroup, Inc.	A	5.50%	08/27/2012	N/A	565,978
1,148,000	Citigroup, Inc.	A-	5.63%	08/27/2012	N/A	1,174,026
1,231,000	Citigroup, Inc.	A	5.30%	10/17/2012	N/A	1,276,596
1,270,000	Deutsche Bank AG (Germany)	A+	5.38%	10/12/2012	N/A	1,326,737
901,000	Goldman Sachs Group, Inc.	A	6.60%	01/15/2012	N/A	919,874
327,000	Goldman Sachs Group, Inc.	A	5.30%	02/14/2012	N/A	333,079
600,000	Goldman Sachs Group, Inc.	A	3.63%	08/01/2012	N/A	611,420
868,000	Goldman Sachs Group, Inc.	A	5.70%	09/01/2012	N/A	903,450
1,429,000	Goldman Sachs Group, Inc.	A	5.45%	11/01/2012	N/A	1,489,028
1,262,000	HSBC Holdings PLC (United Kingdom)	A	5.25%	12/12/2012	N/A	1,296,639
300,000	JPMorgan Chase & Co.(a)	A+	4.50%	01/15/2012	N/A	303,876
200,000	JPMorgan Chase & Co.	A	6.63%	03/15/2012	N/A	205,681
968,000	JPMorgan Chase & Co.	A+	5.38%	10/01/2012	N/A	1,014,623
600,000	Morgan Stanley, Series GMTN	A	5.63%	01/09/2012	N/A	607,946
879,000	Morgan Stanley(a)	A	6.60%	04/01/2012	N/A	904,346
1,000,000	Morgan Stanley, Series GMTN	A	5.75%	08/31/2012	N/A	1,036,175
400,000	Morgan Stanley, Series MTN	A	5.25%	11/02/2012	N/A	414,341
200,000	Sumitomo Mitsui Banking Corp. (Japan)	A	8.00%	06/15/2012	N/A	209,171
217,000	SunTrust Banks, Inc.	BBB	5.25%	11/05/2012	N/A	226,553
1,231,000	Wells Fargo & Co.	AA-	5.25%	10/23/2012	N/A	1,291,786
						23,538,954

	Beverages - 2.6%
857,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.00%	10/15/2012	N/A	878,903
600,000	Bottling Group LLC	A	4.63%	11/15/2012	N/A	629,606
100,000	Diageo Capital PLC (United Kingdom)	A-	5.13%	01/30/2012	N/A	101,761
550,000	PepsiCo, Inc.	A-	5.15%	05/15/2012	N/A	567,629
						2,177,899

	Building Materials - 0.5%
400,000	Masco Corp.	BBB	5.88%	07/15/2012	N/A	408,183

	Chemicals - 1.4%
613,000	Dow Chemical Co.	BBB	4.85%	08/15/2012	N/A	635,668
427,000	Dow Chemical Co.	BBB	6.00%	10/01/2012	N/A	450,123
70,000	Praxair, Inc.	A	6.38%	04/01/2012	N/A	72,323
						1,158,114

	Commercial Services - 0.4%
300,000	Science Applications International Corp.	A-	6.25%	07/01/2012	N/A	311,983

	Computers - 2.5%
175,000	Hewlett-Packard Co.	A	4.25%	02/24/2012	N/A	177,945
400,000	Hewlett-Packard Co.	A	5.25%	03/01/2012	N/A	409,272
160,000	Hewlett-Packard Co.	A	6.50%	07/01/2012	N/A	166,783
550,000	IBM International Group Capital, LLC	A+	5.05%	10/22/2012	N/A	578,355
706,000	International Business Machines Corp.	A+	4.75%	11/29/2012	N/A	743,109
						2,075,464

	Cosmetics & Personal Care - 0.4%
348,000	Procter & Gamble Co.	AA-	1.38%	08/01/2012	N/A	350,811

	Diversified Financial Services - 20.8%
400,000	Bear Stearns Cos., LLC	A+	5.35%	02/01/2012	N/A	406,764
1,448,000	Bear Stearns Cos., LLC, Series MTN	A+	6.95%	08/10/2012	N/A	1,529,938
400,000	BlackRock, Inc.	A+	2.25%	12/10/2012	N/A	407,154
246,000	Boeing Capital Corp.	A	6.50%	02/15/2012	N/A	252,467
200,000	Caterpillar Financial Services Corp., Series MTN	A	4.85%	12/07/2012	N/A	210,588
746,000	Countrywide Financial Corp., Series MTN(a)	A	5.80%	06/07/2012	N/A	760,174
1,001,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	N/A	1,021,623
1,766,000	General Electric Capital Corp., Series MTNA	AA+	5.88%	02/15/2012	N/A	1,807,326
757,000	General Electric Capital Corp., Series MTNA	AA+	4.38%	03/03/2012	N/A	767,945
300,000	General Electric Capital Corp., Series MTN(a)	AA+	5.00%	04/10/2012	N/A	306,654
400,000	General Electric Capital Corp., Series MTN	AA+	4.25%	06/15/2012	N/A	408,724
1,584,000	General Electric Capital Corp., Series MTNA	AA+	6.00%	06/15/2012	N/A	1,649,600
635,000	General Electric Capital Corp.	AA+	3.50%	08/13/2012	N/A	651,285
1,674,000	General Electric Capital Corp., Series GMTN	AA+	5.25%	10/19/2012	N/A	1,753,348
783,000	HSBC Finance Corp.	A	7.00%	05/15/2012	N/A	811,418
800,000	HSBC Finance Corp.	A	5.90%	06/19/2012	N/A	828,456
635,000	HSBC Finance Corp.	A	6.38%	11/27/2012	N/A	666,463
682,000	John Deere Capital Corp.	A	7.00%	03/15/2012	N/A	704,845
250,000	John Deere Capital Corp., Series MTN	A	5.25%	10/01/2012	N/A	262,646
100,000	MBNA Corp., Series MTNF	A	7.50%	03/15/2012	N/A	102,255
1,051,000	Merrill Lynch & Co., Inc., Series MTN	A	6.05%	08/15/2012	N/A	1,080,570
363,000	National Rural Utilities Cooperative Finance Corp., Series MTNC	A	7.25%	03/01/2012	N/A	374,668
500,000	SLM Corp., Series MTN	BBB-	5.13%	08/27/2012	N/A	502,543
						17,267,454

	Electric - 4.2%
250,000	Carolina Power & Light Co.	BBB+	6.50%	07/15/2012	N/A	262,560
262,000	Commonwealth Edison Co., Series 98	A-	6.15%	03/15/2012	N/A	269,375
275,000	Dominion Resources, Inc.	A-	5.70%	09/17/2012	N/A	288,886
494,000	Duke Energy Carolinas, LLC	A-	6.25%	01/15/2012	N/A	503,733
100,000	Georgia Power Co., Series K	A	5.13%	11/15/2012	N/A	105,252
400,000	KCP&L Great Missouri Operations Co.	BBB	11.88%	07/01/2012	N/A	433,928
100,000	Midamerican Energy Holdings Co.	BBB+	5.88%	10/01/2012	N/A	105,369
348,000	PSEG Power, LLC	BBB	6.95%	06/01/2012	N/A	362,556
300,000	Public Service Co. of Colorado, Series 10	A	7.88%	10/01/2012	N/A	322,821
75,000	Southern Co., Series A	A-	5.30%	01/15/2012	N/A	76,237
412,000	Southern Power Co., Series B	BBB+	6.25%	07/15/2012	N/A	430,904
262,000	Virginia Electric and Power Co.	A-	5.10%	11/30/2012	N/A	275,892
						3,437,513

	Environmental Control - 0.4%
300,000	Allied Waste North America	BBB	6.88%	06/01/2017	06/02/12 @ 103	323,634

	Food - 3.3%
400,000	General Mills, Inc.	BBB+	6.00%	02/15/2012	N/A	409,610
348,000	General Mills, Inc.	BBB+	5.65%	09/10/2012	N/A	364,610
348,000	HJ Heinz Finance Co.	BBB+	6.00%	03/15/2012	N/A	357,193
562,000	Kellogg Co.	BBB+	5.13%	12/03/2012	N/A	592,212
369,000	Kraft Foods, Inc.	BBB-	6.25%	06/01/2012	N/A	384,255
400,000	Kroger Co.	BBB	6.75%	04/15/2012	N/A	413,322
203,000	Safeway, Inc.	BBB	5.80%	08/15/2012	N/A	211,831
						2,733,033

	Health Care Products - 0.8%
350,000	Covidien International Finance SA (Luxembourg)	A	5.45%	10/15/2012	N/A	368,316
300,000	Johnson & Johnson	AAA	5.15%	08/15/2012	N/A	312,596
						680,912

	Health Care Services - 0.5%
400,000	WellPoint, Inc.	A-	6.80%	08/01/2012	N/A	421,077

	Insurance - 3.5%
200,000	American International Group, Inc., Series MTN	A-	4.95%	03/20/2012	N/A	202,750
700,000	Berkshire Hathaway Finance Corp.	AA+	4.00%	04/15/2012	N/A	715,340
435,000	Berkshire Hathaway Finance Corp.	AA+	4.75%	05/15/2012	N/A	447,688
200,000	Berkshire Hathaway Finance Corp.	AA+	5.13%	09/15/2012	N/A	208,371
498,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	12/14/2012	N/A	524,532
457,000	Prudential Financial, Inc., Series MTN	A	3.63%	09/17/2012	N/A	467,959
327,000	XL Capital Finance Europe PLC (United Kingdom)	BBB+	6.50%	01/15/2012	N/A	332,994
						2,899,634

	Media - 4.8%
800,000	COX Communications, Inc.	BBB	7.13%	10/01/2012	N/A	851,807
809,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	7.63%	05/15/2016	05/15/12 @ 104	868,508
784,000	Time Warner Cable, Inc.	BBB	5.40%	07/02/2012	N/A	812,291
632,000	Time Warner, Inc.	BBB	6.88%	05/01/2012	N/A	656,636
348,000	Walt Disney Co., Series MTNB	A	6.38%	03/01/2012	N/A	357,863
400,000	Walt Disney Co.	A	4.70%	12/01/2012	N/A	420,581
						3,967,686

	Mining - 2.2%
1,540,000	Freeport-McMoRan Copper & Gold, Inc.	BBB	8.38%	04/01/2017	04/01/12 @ 104	1,663,128
150,000	Rio Tinto Alcan, Inc. (Canada)	A-	4.88%	09/15/2012	N/A	155,395
						1,818,523

	Miscellaneous Manufacturing - 0.7%
100,000	3M Co., Series MTN	AA-	4.65%	12/15/2012	N/A	105,520
475,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.00%	10/01/2012	N/A	501,926
						607,446

	Office & Business Equipment - 1.0%
800,000	Xerox Corp.	BBB-	5.50%	05/15/2012	N/A	825,810

	Oil & Gas - 3.2%
1,013,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	03/10/2012	N/A	1,026,824
849,000	Chevron Corp.	AA	3.45%	03/03/2012	N/A	861,839
225,000	ConocoPhillips	A	4.75%	10/15/2012	N/A	235,277
500,000	Valero Energy Corp.	BBB	6.88%	04/15/2012	N/A	517,555
						2,641,495

	Pharmaceuticals - 3.9%
348,000	Abbott Laboratories	AA	5.15%	11/30/2012	N/A	368,399
629,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	09/15/2012	N/A	660,412
400,000	ELI Lilly & Co.	AA-	3.55%	03/06/2012	N/A	406,213
262,000	ELI Lilly & Co.	AA-	6.00%	03/15/2012	N/A	269,694
400,000	Express Scripts, Inc.	BBB+	5.25%	06/15/2012	N/A	412,842
1,093,000	Pfizer, Inc.	AA	4.45%	03/15/2012	N/A	1,115,647
						3,233,207

	Pipelines - 0.5%
190,000	Kinder Morgan Energy Partners, LP	BBB	5.85%	09/15/2012	N/A	198,143
200,000	Plains All American Pipeline LP/PAA Finance Corp.	BBB-	4.25%	09/01/2012	N/A	206,364
						404,507

	Retail - 2.3%
522,000	Costco Wholesale Corp.	A+	5.30%	03/15/2012	N/A	535,615
150,000	Lowe's Cos., Inc.	A	5.60%	09/15/2012	N/A	157,567
500,000	Macy's Retail Holdings, Inc.	BBB-	5.35%	03/15/2012	N/A	509,318
502,000	Target Corp.	A+	5.88%	03/01/2012	N/A	515,282
200,000	Wal-Mart Stores, Inc.(a)	AA	5.00%	04/05/2012	N/A	205,266
						1,923,048

	Savings & Loans - 0.3%
200,000	Golden West Financial Corp.	AA-	4.75%	10/01/2012	N/A	207,627

	Software - 0.3%
262,000	Intuit, Inc.	BBB	5.40%	03/15/2012	N/A	267,913

	Telecommunications - 6.8%
400,000	Alltel Corp.	A-	7.00%	07/01/2012	N/A	419,968
395,000	AT&T, Inc.	A-	5.88%	02/01/2012	N/A	403,152
400,000	AT&T, Inc.	A-	5.88%	08/15/2012	N/A	418,887
200,000	BellSouth Corp.	A-	4.75%	11/15/2012	N/A	208,808
100,000	Cellco Partnership/Verizon Wireless Capital LLC	A-	5.25%	02/01/2012	N/A	101,813
639,000	New Cingular Wireless Services, Inc.	A-	8.13%	05/01/2012	N/A	669,490
700,000	Qwest Communications International, Inc.	BB	8.00%	10/01/2015	10/01/12 @ 104	750,750
794,000	Qwest Corp.	BBB-	8.88%	03/15/2012	N/A	822,782
275,000	Verizon Global Funding Corp.	A-	6.88%	06/15/2012	N/A	287,831
448,000	Verizon Global Funding Corp.	A-	7.38%	09/01/2012	N/A	476,547
750,000	Verizon New Jersey, Inc., Series A	A-	5.88%	01/17/2012	N/A	763,983
314,000	Verizon New York, Inc., Series A	A-	6.88%	04/01/2012	N/A	324,591
						5,648,602

	Total Corporate Bonds - 97.6%
	(Cost $80,967,243)					80,883,521

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 3.4%

2,798,850	BNY Mellon Securities Lending Overnight Fund, 0.093% (b) (c)					$ 2,798,850
	(Cost $2,798,850)

	Total Investments - 101.0%
	(Cost $83,766,093)					83,682,371
	Liabilities in excess of Other Assets - (1.0%)					(840,876)
	Net Assets - 100.0%					$ 82,841,495

AG - Stock Corporation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)	At August 31, 2011, the total market value of the Fund's securities on loan was $2,735,277 and the total market value of the collateral held by the Fund was $2,798,850.
(c)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Country Allocation***
United States	91.2%
United Kingdom	5.4%
Germany	1.6%
Luxembourg	1.1%
Japan	0.3%
France	0.2%
Canada	0.2%

*** Subject to change daily. Based on total corporate bonds.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$83,766,093	$97,139	$(180,861)	$(83,722)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$80,883	$–	$80,883
Investments of Collateral for Securities Loaned	2,799	–	–	2,799
Total	$2,799	$80,883	$–	$83,682

There were no transfers between levels.

BSCD Guggenheim BulletShares 2013 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 98.5%
	Advertising - 0.3%
$ 200,000	Interpublic Group of Cos., Inc.	BB+	10.00%	07/15/2017	07/15/13 @ 105	$ 231,000

	Aerospace & Defense - 0.5%
200,000	Boeing Co.	A	5.13%	02/15/2013	N/A	212,758
219,000	General Dynamics Corp.	A	4.25%	05/15/2013	N/A	232,780
						445,538

	Agriculture - 1.9%
552,000	Altria Group, Inc.	BBB	8.50%	11/10/2013	N/A	633,551
725,000	Philip Morris International, Inc.	A	4.88%	05/16/2013	N/A	772,443
300,000	Reynolds American, Inc.	BBB-	7.25%	06/01/2013	N/A	329,874
						1,735,868

	Auto Manufacturers - 0.9%
709,000	Daimler Finance North America LLC	BBB+	6.50%	11/15/2013	N/A	785,602

	Banks - 27.5%
425,000	American Express Bank FSB, Series BKNT	BBB+	5.50%	04/16/2013	N/A	451,314
450,000	Bank of America Corp.	A	4.88%	01/15/2013	N/A	456,498
740,000	Bank of America Corp., Series MTN	A	4.90%	05/01/2013	N/A	758,129
339,000	Bank of America Corp.	A-	4.75%	08/15/2013	N/A	342,932
500,000	Bank of Montreal (Canada)	A+	2.13%	06/28/2013	N/A	512,424
275,000	Bank of New York Mellon Corp., Series MTN	AA-	4.50%	04/01/2013	N/A	290,881
339,000	Bank of New York Mellon Corp.	AA-	5.13%	08/27/2013	N/A	365,785
378,000	Bank of Nova Scotia (Canada)	AA-	2.25%	01/22/2013	N/A	386,328
200,000	Bank of Nova Scotia (Canada)	AA-	2.38%	12/17/2013	N/A	205,996
200,000	Bank One Corp.	A	5.25%	01/30/2013	N/A	210,289
700,000	Barclays Bank PLC (United Kingdom)	AA-	2.50%	01/23/2013	N/A	701,210
452,000	Canadian Imperial Bank of Commerce (Canada)	A+	1.45%	09/13/2013	N/A	454,961
1,651,000	Citigroup, Inc.	A	5.50%	04/11/2013	N/A	1,720,874
600,000	Citigroup, Inc.	A	5.85%	07/02/2013	N/A	627,668
1,090,000	Citigroup, Inc.	A	6.50%	08/19/2013	N/A	1,160,083
852,000	Citigroup, Inc.	A	6.00%	12/13/2013	N/A	903,755
1,469,000	Credit Suisse, Series MTN (Switzerland)	A+	5.00%	05/15/2013	N/A	1,544,645
700,000	Deutsche Bank AG (Germany)	A+	2.38%	01/11/2013	N/A	700,489
1,064,000	Deutsche Bank AG, Series GMTN (Germany)	A+	4.88%	05/20/2013	N/A	1,108,240
200,000	Fifth Third Bancorp	BBB	6.25%	05/01/2013	N/A	213,505
600,000	Goldman Sachs Group, Inc.	A	5.25%	04/01/2013	N/A	623,147
818,000	Goldman Sachs Group, Inc.	A	4.75%	07/15/2013	N/A	851,633
1,336,000	Goldman Sachs Group, Inc.	A	5.25%	10/15/2013	N/A	1,393,557
539,000	JPMorgan Chase & Co.	A	5.75%	01/02/2013	N/A	568,713
1,289,000	JPMorgan Chase & Co.	A+	4.75%	05/01/2013	N/A	1,365,372
400,000	JPMorgan Chase & Co., Series 2(a)	A+	1.65%	09/30/2013	N/A	403,082
339,000	KeyCorp, Series MTN	BBB+	6.50%	05/14/2013	N/A	364,544
1,118,000	Morgan Stanley	A	5.30%	03/01/2013	N/A	1,157,227
557,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.10%	07/29/2013	N/A	572,512
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB	5.00%	11/12/2013	N/A	198,820
339,000	Royal Bank of Scotland PLC, Series 2 (United Kingdom)	A+	3.40%	08/23/2013	N/A	338,225
200,000	UBS AG, Series BKNT (Switzerland)	A+	2.25%	08/12/2013	N/A	202,155
339,000	US Bancorp	A+	2.00%	06/14/2013	N/A	346,620
150,000	US Bancorp, Series MTN	A+	1.38%	09/13/2013	08/13/13 @ 100	151,058
325,000	US Bancorp, Series MTN	A+	1.13%	10/30/2013	09/30/13 @ 100	324,751
1,470,000	Wachovia Corp., Series MTN	AA-	5.50%	05/01/2013	N/A	1,572,083
100,000	Wachovia Corp., Series MTN	AA-	5.70%	08/01/2013	N/A	108,161
788,000	Wells Fargo & Co.	AA-	4.38%	01/31/2013	N/A	823,962
279,000	Wells Fargo & Co.	A+	4.95%	10/16/2013	N/A	298,315
						24,779,943

	Beverages - 3.1%
469,000	Anheuser-Busch InBev Worldwide, Inc.	A-	2.50%	03/26/2013	N/A	481,882
500,000	Coca-Cola Co.	A+	0.75%	11/15/2013	N/A	501,728
400,000	Coca-Cola HBC Finance BV (Netherlands)	A-	5.13%	09/17/2013	N/A	427,985
279,000	Diageo Capital PLC (United Kingdom)	A-	5.20%	01/30/2013	N/A	296,172
300,000	Diageo Finance BV (Netherlands)	A-	5.50%	04/01/2013	N/A	322,381
452,000	PepsiCo, Inc.	A-	4.65%	02/15/2013	N/A	478,569
300,000	PepsiCo, Inc.	A-	0.88%	10/25/2013	N/A	300,949
						2,809,666

	Building Materials - 0.5%
400,000	CRH America, Inc.	BBB+	5.30%	10/15/2013	N/A	423,188

	Chemicals - 0.5%
339,000	EI du Pont de Nemours & Co.	A	5.00%	07/15/2013	N/A	364,487
100,000	ICI Wilmington, Inc.	BBB+	5.63%	12/01/2013	N/A	108,283
						472,770

	Commercial Services - 0.2%
200,000	Block Financial, LLC	BBB	7.88%	01/15/2013	N/A	209,479

	Computers - 5.1%
400,000	Computer Sciences Corp.	A-	5.50%	03/15/2013	N/A	422,529
420,000	Dell, Inc.	A-	4.70%	04/15/2013	N/A	443,322
300,000	Dell, Inc.	A-	1.40%	09/10/2013	N/A	301,049
451,000	Hewlett-Packard Co.	A	4.50%	03/01/2013	N/A	473,266
400,000	Hewlett-Packard Co.	A	1.25%	09/13/2013	N/A	397,852
489,000	HP Enterprise Services, LLC, Series B	A	6.00%	08/01/2013	N/A	531,846
200,000	International Business Machines Corp.	A+	2.10%	05/06/2013	N/A	204,751
600,000	International Business Machines Corp., Series A	A+	7.50%	06/15/2013	N/A	670,053
400,000	International Business Machines Corp.	A+	1.00%	08/05/2013	N/A	402,879
650,000	International Business Machines Corp.	A+	6.50%	10/15/2013	N/A	729,474
						4,577,021

	Diversified Financial Services - 16.9%
300,000	American Express Co.	BBB+	4.88%	07/15/2013	N/A	318,078
800,000	American Express Credit Corp., Series MTN	BBB+	5.88%	05/02/2013	N/A	854,942
830,000	American Express Credit Corp., Series C	BBB+	7.30%	08/20/2013	N/A	917,135
300,000	Capital One Bank USA NA	BBB	6.50%	06/13/2013	N/A	322,412
339,000	Caterpillar Financial Services Corp., Series MTN	A	4.25%	02/08/2013	N/A	355,895
200,000	Caterpillar Financial Services Corp., Series MTN	A	6.20%	09/30/2013	N/A	220,259
279,000	CME Group, Inc.	AA	5.40%	08/01/2013	N/A	300,092
339,000	Credit Suisse USA, Inc.	A+	5.50%	08/15/2013	N/A	359,951
639,000	General Electric Capital Corp.	AA+	2.80%	01/08/2013	N/A	653,556
1,090,000	General Electric Capital Corp., Series MTNA	AA+	5.45%	01/15/2013	N/A	1,151,740
789,000	General Electric Capital Corp.	AA+	4.80%	05/01/2013	N/A	832,517
1,352,000	General Electric Capital Corp.	AA+	1.88%	09/16/2013	N/A	1,365,580
300,000	General Electric Capital Corp., Series GMTN	AA+	5.40%	09/20/2013	N/A	322,645
339,000	HSBC Finance Corp.	A	4.75%	07/15/2013	N/A	352,938
800,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	780,000
1,000,000	International Lease Finance Corp., Series MTN(a)	BBB-	5.63%	09/20/2013	N/A	970,000
800,000	International Lease Finance Corp., Series MTN	BBB-	6.63%	11/15/2013	N/A	784,000
452,000	John Deere Capital Corp., Series MTN	A	4.90%	09/09/2013	N/A	489,027
600,000	MBNA Corp.	A	6.13%	03/01/2013	N/A	616,459
901,000	Merrill Lynch & Co., Inc.	A	5.45%	02/05/2013	N/A	924,738
400,000	Merrill Lynch & Co., Inc., Series MTN	A	6.15%	04/25/2013	N/A	416,232
339,000	National Rural Utilities Cooperative Finance Corp.	A+	5.50%	07/01/2013	N/A	366,297
339,000	NYSE Euronext	A+	4.80%	06/28/2013	N/A	360,347
452,000	SLM Corp., Series MTNA	BBB-	5.00%	10/01/2013	N/A	454,620
700,000	Toyota Motor Credit Corp., Series MTN	AA-	1.38%	08/12/2013	N/A	709,449
						15,198,909

	Electric - 1.2%
339,000	Consolidated Edison Co. of New York, Inc., Series 02-B	A-	4.88%	02/01/2013	N/A	356,173
300,000	Georgia Power Co.	A	1.30%	09/15/2013	N/A	301,974
400,000	NiSource Finance Corp.	BBB-	6.15%	03/01/2013	N/A	426,188
						1,084,335

	Electronics - 0.4%
320,000	Koninklijke Philips Electronics NV (Netherlands)	A-	4.63%	03/11/2013	N/A	337,281

	Food - 2.8%
200,000	General Mills, Inc.	BBB+	5.25%	08/15/2013	N/A	216,653
450,000	Kellogg Co.	BBB+	4.25%	03/06/2013	N/A	472,889
300,000	Kraft Foods, Inc.	BBB-	6.00%	02/11/2013	N/A	320,267
200,000	Kraft Foods, Inc.	BBB-	2.63%	05/08/2013	N/A	204,632
339,000	Kraft Foods, Inc.	BBB-	5.25%	10/01/2013	N/A	366,834
200,000	Kroger Co.	BBB	5.50%	02/01/2013	N/A	212,033
700,000	Sara Lee Corp.	BBB	3.88%	06/15/2013	N/A	729,364
						2,522,672

	Health Care Services - 0.2%
200,000	UnitedHealth Group, Inc.	A-	4.88%	02/15/2013	N/A	210,825

	Home Furnishings - 0.2%
200,000	Whirlpool Corp., Series MTN	BBB-	5.50%	03/01/2013	N/A	211,353

	Household Products & Housewares - 0.3%
250,000	Clorox Co.	BBB+	5.00%	03/01/2013	N/A	261,036

	Housewares - 0.2%
200,000	Newell Rubbermaid, Inc.	BBB-	5.50%	04/15/2013	N/A	212,329

	Insurance - 5.7%
200,000	Aegon NV (Netherlands)	A-	4.75%	06/01/2013	N/A	209,856
339,000	Allstate Life Global Funding Trusts, Series MTN	A+	5.38%	04/30/2013	N/A	362,216
200,000	American International Group, Inc.	A-	4.25%	05/15/2013	N/A	202,648
400,000	Berkshire Hathaway Finance Corp.	AA+	4.50%	01/15/2013	N/A	420,968
452,000	Berkshire Hathaway Finance Corp.	AA+	4.60%	05/15/2013	N/A	476,471
339,000	Berkshire Hathaway Finance Corp.	AA+	5.00%	08/15/2013	N/A	363,913
500,000	Berkshire Hathaway Finance Corp.	AA+	4.63%	10/15/2013	N/A	536,833
600,000	Berkshire Hathaway, Inc., Series 0001	AA+	2.13%	02/11/2013	N/A	610,672
400,000	MetLife, Inc.	A-	5.00%	11/24/2013	N/A	426,591
400,000	Principal Life Income Funding Trusts, Series MTN	A	5.30%	04/24/2013	N/A	427,220
339,000	Prudential Financial, Inc., Series MTN	A	2.75%	01/14/2013	N/A	343,878
100,000	Prudential Financial, Inc., Series MTN	A	5.15%	01/15/2013	N/A	104,765
600,000	Travelers Property Casualty Corp.	A	5.00%	03/15/2013	N/A	634,622
						5,120,653

	Iron & Steel - 0.9%
794,000	ArcelorMittal (Luxembourg)	BBB-	5.38%	06/01/2013	N/A	826,028

	Lodging - 0.7%
600,000	Wynn Las Vegas, LLC / Wynn Las Vegas Capital Corp.(a)	BBB-	7.88%	11/01/2017	11/01/13 @ 104	657,000

	Machinery-Diversified - 0.5%
400,000	Roper Industries, Inc.	BBB-	6.63%	08/15/2013	N/A	441,104

	Media - 2.3%
679,000	Comcast Cable Communications Holdings, Inc.	BBB+	8.38%	03/15/2013	N/A	754,475
200,000	COX Communications, Inc.	BBB	4.63%	06/01/2013	N/A	212,334
250,000	Thomson Reuters Corp. (Canada)	A-	5.95%	07/15/2013	N/A	271,653
452,000	Time Warner Cable, Inc.	BBB	6.20%	07/01/2013	N/A	491,849
339,000	Walt Disney Co.	A	4.50%	12/15/2013	N/A	367,129
						2,097,440

	Mining - 1.0%
375,000	Alcoa, Inc.	BBB-	6.00%	07/15/2013	N/A	404,573
219,000	Barrick Gold Financeco, LLC (Canada)	A-	6.13%	09/15/2013	N/A	241,812
200,000	Teck Resources Ltd. (Canada)	BBB	10.25%	05/15/2016	05/15/13 @ 105	235,224
						881,609

	Miscellaneous Manufacturing - 3.7%
452,000	3M Co., Series MTN	AA-	4.38%	08/15/2013	N/A	486,864
1,839,000	General Electric Co.	AA+	5.00%	02/01/2013	N/A	1,938,784
300,000	Honeywell International, Inc.	A	4.25%	03/01/2013	N/A	316,551
150,000	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	BBB+	6.00%	08/15/2013	N/A	163,621
369,000	Tyco International Finance SA (Luxembourg)	A-	6.00%	11/15/2013	N/A	408,287
						3,314,107

	Oil & Gas - 3.0%
955,000	BP Capital Markets PLC (United Kingdom)	A	5.25%	11/07/2013	N/A	1,033,683
350,000	ConocoPhillips Australia Funding Co.	A	5.50%	04/15/2013	N/A	376,989
380,000	EnCana Corp. (Canada)	BBB+	4.75%	10/15/2013	N/A	405,359
589,000	Shell International Finance BV (Netherlands)	AA	1.88%	03/25/2013	N/A	601,317
279,000	Transocean, Inc. (Cayman Islands)	BBB	5.25%	03/15/2013	N/A	294,189
						2,711,537

	Oil & Gas Services - 0.4%
339,000	Baker Hughes, Inc.	A	6.50%	11/15/2013	N/A	382,321

	Pharmaceuticals - 3.8%
100,000	Bristol-Myers Squibb Co.	A+	5.25%	08/15/2013	N/A	108,813
901,000	GlaxoSmithKline Capital, Inc.	A+	4.85%	05/15/2013	N/A	965,172
240,000	McKesson Corp.	A-	5.25%	03/01/2013	N/A	255,116
450,000	Medco Health Solutions, Inc.	BBB+	7.25%	08/15/2013	N/A	495,028
400,000	Merck & Co., Inc.	AA	5.30%	12/01/2013	N/A	440,081
726,000	Novartis Capital Corp.	AA-	1.90%	04/24/2013	N/A	743,338
400,000	Wyeth	AA	5.50%	03/15/2013	N/A	429,543
						3,437,091

	Pipelines - 1.1%
350,000	CenterPoint Energy Resources Corp., Series B	BBB	7.88%	04/01/2013	N/A	385,801
200,000	Kinder Morgan Energy Partners, LP	BBB	5.00%	12/15/2013	N/A	215,428
400,000	Spectra Energy Capital, LLC	BBB	6.25%	02/15/2013	N/A	425,800
						1,027,029

	Real Estate Investment Trusts - 0.2%
200,000	Boston Properties, LP	A-	6.25%	01/15/2013	N/A	212,719

	Retail - 3.1%
200,000	Best Buy Co., Inc.	BBB-	6.75%	07/15/2013	N/A	216,320
489,000	Home Depot, Inc.	BBB+	5.25%	12/16/2013	N/A	532,769
439,000	Walgreen Co.	A	4.88%	08/01/2013	N/A	473,817
452,000	Wal-Mart Stores, Inc.	AA	4.25%	04/15/2013	N/A	479,334
712,000	Wal-Mart Stores, Inc.	AA	4.55%	05/01/2013	N/A	759,585
300,000	Wal-Mart Stores, Inc.	AA	0.75%	10/25/2013	N/A	301,446
						2,763,271

	Software - 0.6%
100,000	Microsoft Corp.	AAA	0.88%	09/27/2013	N/A	100,518
379,000	Oracle Corp.	A	4.95%	04/15/2013	N/A	405,453
						505,971

	Telecommunications - 7.9%
818,000	AT&T, Inc.	A-	4.95%	01/15/2013	N/A	859,524
442,000	AT&T, Inc.	A-	6.70%	11/15/2013	N/A	492,162
100,000	British Telecommunications PLC (United Kingdom)	BBB	5.15%	01/15/2013	N/A	105,471
400,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	7.38%	11/15/2013	N/A	452,132
452,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.25%	07/22/2013	N/A	483,078
400,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.88%	08/20/2013	N/A	433,428
100,000	Embarq Corp.	BB	6.74%	06/01/2013	N/A	106,410
400,000	Qwest Communications International, Inc.	BB	7.13%	04/01/2018	04/01/13 @ 104	422,000
652,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	11/15/2013	N/A	653,003
400,000	Telefonica Emisiones SAU (Spain)	BBB+	5.86%	02/04/2013	N/A	413,287
400,000	Telefonica Emisiones SAU (Spain)	BBB+	2.58%	04/26/2013	N/A	394,686
200,000	Verizon Communications, Inc.	A-	4.35%	02/15/2013	N/A	209,798
957,000	Verizon Communications, Inc.	A-	5.25%	04/15/2013	N/A	1,022,979
400,000	Verizon Global Funding Corp.	A-	4.38%	06/01/2013	N/A	423,165
400,000	Verizon Virginia, Inc., Series A	A-	4.63%	03/15/2013	N/A	420,509
200,000	Vodafone Group PLC (United Kingdom)	A-	5.00%	12/16/2013	N/A	216,924
						7,108,556

	Transportation - 0.7%
592,000	United Parcel Service, Inc.	AA-	4.50%	01/15/2013	N/A	624,753

	Water - 0.2%
150,000	Veolia Environnement SA (France)	BBB+	5.25%	06/03/2013	N/A	158,774

	Total Corporate Bonds - 98.5%
	(Cost $88,796,569)					88,778,778

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 2.1%
	Money Market Fund - 2.1%

1,844,000	BNY Mellon Securities Lending Overnight Fund, 0.093% (b) (c)					$ 1,844,000
	(Cost $1,844,000)

	Total Investments - 100.6%
	(Cost $90,640,569)					90,622,778
	Liabilities in excess of Other Assets - (0.6%)					(529,460)
	Net Assets - 100.0%					$ 90,093,318

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a) Security, or portion thereof, was on loan at August 31, 2011.
(b) At August 31, 2011, the total market value of the Fund's securities on loan was $1,798,034 and the total market value of the collateral held by the Fund was $1,844,000.
(c) Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

BSCD | Guggenheim BulletShares 2013 Corporate Bond ETF

Country Allocation***
United States	82.1%
Canada	3.7%
United Kingdom	3.3%
Netherlands	3.2%
Luxembourg	2.1%
Germany	2.0%
Switzerland	2.0%
Spain	0.9%
Cayman Islands	0.3%
Bermuda	0.2%
France	0.2%
*** Subject to change daily. Based on long-term investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$90,640,569	$320,485	$(338,276)	$(17,791)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	88,779	$-	$88,779
Investments of Collateral for Securities Loaned	1,844	-	-	1,844
Total	$1,844	$88,779	$-	$90,623

There were no transfers between levels.

BSCE Guggenheim BulletShares 2014 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 96.2%
	Advertising - 0.3%
$ 100,000	WPP Finance (United Kingdom)	BBB	5.88%	06/15/2014	N/A	$ 109,862
100,000	WPP Finance (United Kingdom)	BBB	8.00%	09/15/2014	N/A	116,274
						226,136

	Aerospace & Defense - 1.3%
100,000	Boeing Co.	A	5.00%	03/15/2014	N/A	110,502
733,000	General Dynamics Corp.	A	5.25%	02/01/2014	N/A	811,933
						922,435

	Agriculture - 1.0%
100,000	Altria Group, Inc.	BBB	7.75%	02/06/2014	N/A	114,594
527,000	Philip Morris International, Inc.	A	6.88%	03/17/2014	N/A	599,322
						713,916

	Banks - 29.3%
700,000	Abbey National Treasury Services PLC (United Kingdom)	AA	2.88%	04/25/2014	N/A	669,634
1,040,000	Bank of America Corp.	A	7.38%	05/15/2014	N/A	1,138,913
200,000	Bank of America Corp.	A	5.38%	06/15/2014	N/A	210,305
200,000	Bank of America Corp.	A	5.13%	11/15/2014	N/A	208,734
250,000	Bank of New York Mellon Corp.	AA-	4.30%	05/15/2014	N/A	270,595
200,000	Barclays Bank PLC (United Kingdom)	AA-	2.38%	01/13/2014	N/A	197,665
1,300,000	Barclays Bank PLC (United Kingdom)	AA-	5.20%	07/10/2014	N/A	1,368,613
80,000	BB&T Corp.	A	2.05%	04/28/2014	03/28/14 @ 100	81,059
300,000	BB&T Corp.	A	5.70%	04/30/2014	N/A	330,704
614,000	Capital One Financial Corp.	BBB	7.38%	05/23/2014	N/A	691,327
487,000	Citigroup, Inc.	A	5.13%	05/05/2014	N/A	509,833
732,000	Citigroup, Inc.	A	6.38%	08/12/2014	N/A	798,898
1,176,000	Citigroup, Inc.	A-	5.00%	09/15/2014	N/A	1,208,472
568,000	Citigroup, Inc.	A	5.50%	10/15/2014	N/A	603,554
100,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank (Netherlands)	AAA	1.85%	01/10/2014	N/A	101,962
250,000	Credit Suisse New York (Switzerland)	A+	2.20%	01/14/2014	N/A	251,021
400,000	Credit Suisse New York (Switzerland)	A+	5.50%	05/01/2014	N/A	431,554
500,000	Deutsche Bank (Germany)	A+	3.88%	08/18/2014	N/A	519,994
258,000	Goldman Sachs Group, Inc.	A	5.15%	01/15/2014	N/A	270,884
1,232,000	Goldman Sachs Group, Inc., Series MTN	A	6.00%	05/01/2014	N/A	1,325,809
800,000	Goldman Sachs Group, Inc.	A	5.00%	10/01/2014	N/A	837,205
300,000	Goldman Sachs Group, Inc.	A	5.50%	11/15/2014	N/A	319,971
200,000	HSBC Bank USA	AA-	4.63%	04/01/2014	N/A	206,817
700,000	JPMorgan Chase & Co., Series MTN	A+	2.05%	01/24/2014	N/A	711,103
733,000	JPMorgan Chase & Co.	A+	4.65%	06/01/2014	N/A	782,608
568,000	JPMorgan Chase & Co.	A	5.13%	09/15/2014	N/A	603,311
250,000	KeyBank NA, Series BKNT	BBB+	5.80%	07/01/2014	N/A	273,308
200,000	Morgan Stanley	A	2.88%	01/24/2014	N/A	198,874
1,136,000	Morgan Stanley	A-	4.75%	04/01/2014	N/A	1,152,666
1,000,000	Morgan Stanley	A	6.00%	05/13/2014	N/A	1,050,625
500,000	Morgan Stanley	A	4.20%	11/20/2014	N/A	501,596
100,000	Royal Bank of Canada (Canada)	AA-	1.13%	01/15/2014	N/A	100,662
300,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB	5.00%	10/01/2014	N/A	289,327
200,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	3.25%	01/11/2014	N/A	198,783
250,000	UBS AG (Switzerland)(a)	A+	2.25%	01/28/2014	N/A	252,500
250,000	US Bank NA, Series BKNT	A+	6.30%	02/04/2014	N/A	279,250
250,000	US Bank NA, Series BKNT	A+	4.95%	10/30/2014	N/A	275,695
500,000	Wachovia Bank NA, Series BKNT	AA-	4.80%	11/01/2014	N/A	537,617
100,000	Wachovia Corp.	A+	4.88%	02/15/2014	N/A	105,612
445,000	Wachovia Corp.	A+	5.25%	08/01/2014	N/A	476,324
568,000	Wells Fargo & Co., Series I	AA-	3.75%	10/01/2014	N/A	604,590
200,000	Wells Fargo & Co.	A+	5.00%	11/15/2014	N/A	210,763
						21,158,737

	Beverages - 3.6%
600,000	Anheuser-Busch InBev Worldwide, Inc.	A-	5.38%	11/15/2014	N/A	678,380
445,000	Bottling Group, LLC	A	6.95%	03/15/2014	N/A	512,776
475,000	Coca-Cola Co.	A+	3.63%	03/15/2014	N/A	510,817
150,000	Coca-Cola Co.(b)	A+	1.80%	09/01/2016	N/A	151,589
527,000	Diageo Capital PLC (United Kingdom)	A-	7.38%	01/15/2014	N/A	604,020
100,000	PepsiCo, Inc.	A-	3.75%	03/01/2014	N/A	107,315
						2,564,897

	Biotechnology - 0.8%
500,000	Amgen, Inc.	A+	4.85%	11/18/2014	N/A	561,294

	Chemicals - 1.4%
487,000	Dow Chemical Co.	BBB	7.60%	05/15/2014	N/A	561,694
100,000	Potash Corp. of Saskatchewan, Inc. (Canada)	A-	5.25%	05/15/2014	N/A	111,001
300,000	Sherwin-Williams Co.	A	3.13%	12/15/2014	N/A	318,578
						991,273

	Commercial Services - 0.3%
100,000	RR Donnelley & Sons Co.	BB+	4.95%	04/01/2014	N/A	97,500
100,000	Yale University, Series MTN	AAA	2.90%	10/15/2014	N/A	106,582
						204,082

	Computers - 3.2%
620,000	Dell, Inc.	A-	5.63%	04/15/2014	N/A	685,454
487,000	Hewlett-Packard Co.	A	6.13%	03/01/2014	N/A	537,470
400,000	Hewlett-Packard Co.	A	1.55%	05/30/2014	N/A	401,697
300,000	Hewlett-Packard Co.	A	4.75%	06/02/2014	N/A	326,898
350,000	International Business Machines Corp.(a)	A+	1.25%	05/12/2014	N/A	355,567
						2,307,086

	Cosmetics & Personal Care - 0.8%
400,000	Avon Products, Inc.	BBB+	5.63%	03/01/2014	N/A	433,058
100,000	Procter & Gamble Co.	AA-	4.95%	08/15/2014	N/A	112,555
						545,613

	Diversified Financial Services - 10.5%
400,000	American Express Co.	BBB+	7.25%	05/20/2014	N/A	456,947
445,000	American Express Credit Corp.	BBB+	5.13%	08/25/2014	N/A	487,716
487,000	Bear Stearns Cos., LLC	A+	5.70%	11/15/2014	N/A	538,590
200,000	BlackRock, Inc.	A+	3.50%	12/10/2014	N/A	213,995
487,000	Caterpillar Financial Services Corp.	A	6.13%	02/17/2014	N/A	546,530
200,000	Charles Schwab Corp.	A	4.95%	06/01/2014	N/A	219,607
100,000	CME Group, Inc.	AA	5.75%	02/15/2014	N/A	110,734
100,000	Credit Suisse USA, Inc.	A+	5.13%	01/15/2014	N/A	106,753
950,000	General Electric Capital Corp.	AA+	2.10%	01/07/2014	N/A	963,665
568,000	General Electric Capital Corp.	AA+	5.90%	05/13/2014	N/A	630,506
200,000	General Electric Capital Corp., Series MTN(a)	AA+	5.50%	06/04/2014	N/A	220,035
100,000	General Electric Capital Corp., Series MTN	AA+	5.65%	06/09/2014	N/A	108,757
800,000	General Electric Capital Corp., Series MTNA	AA+	4.75%	09/15/2014	N/A	868,042
1,000,000	General Electric Capital Corp., Series A	AA+	3.75%	11/14/2014	N/A	1,054,384
100,000	HSBC Finance Corp.	A	5.25%	01/15/2014	N/A	106,420
200,000	Merrill Lynch & Co., Inc., Series MTNC	A	5.00%	02/03/2014	N/A	203,296
487,000	Merrill Lynch & Co., Inc.	A	5.45%	07/15/2014	N/A	502,003
250,000	SLM Corp., Series MTNA	BBB-	5.38%	05/15/2014	N/A	249,018
						7,586,998

	Electric - 2.3%
50,000	CenterPoint Energy Houston Electric, LLC, Series U	BBB+	7.00%	03/01/2014	N/A	57,121
100,000	Commonwealth Edison Co.	A-	1.63%	01/15/2014	N/A	101,006
100,000	Duke Energy Corp.	BBB+	6.30%	02/01/2014	N/A	111,433
400,000	Exelon Generation Co., LLC	BBB	5.35%	01/15/2014	N/A	431,756
568,000	Pacific Gas & Electric Co.	BBB+	4.80%	03/01/2014	N/A	619,532
300,000	Southern California Edison Co.	A	5.75%	03/15/2014	N/A	334,317
						1,655,165

	Electronics - 0.1%
100,000	Amphenol Corp.	BBB	4.75%	11/15/2014	N/A	106,886

	Food - 1.6%
100,000	ConAgra Foods, Inc.	BBB	5.88%	04/15/2014	N/A	110,327
100,000	Kroger Co.	BBB	7.50%	01/15/2014	N/A	114,374
100,000	Safeway, Inc.	BBB	6.25%	03/15/2014	N/A	112,147
400,000	Tyson Foods, Inc.	BBB-	10.50%	03/01/2014	N/A	468,000
350,000	Unilever Capital Corp.	A+	3.65%	02/15/2014	N/A	373,710
						1,178,558

	Forest Products & Paper - 0.1%
100,000	International Paper Co.	BBB	5.50%	01/15/2014	N/A	106,166

	Gas - 0.2%
100,000	Atmos Energy Corp.	BBB+	4.95%	10/15/2014	N/A	110,306
50,000	Sempra Energy	BBB+	2.00%	03/15/2014	N/A	50,878
						161,184

	Health Care Products - 0.3%
100,000	Boston Scientific Corp.	BBB-	5.45%	06/15/2014	N/A	107,743
100,000	St Jude Medical, Inc.	A	3.75%	07/15/2014	N/A	107,205
						214,948

	Health Care Services - 0.3%
200,000	WellPoint, Inc.	A-	5.00%	12/15/2014	N/A	220,321

	Holding Companies-Diversified - 0.7%
460,000	EnCana Holdings Finance Corp. (Canada)	BBB+	5.80%	05/01/2014	N/A	507,935

	Home Furnishings - 0.6%
400,000	Whirlpool Corp.	BBB-	8.60%	05/01/2014	N/A	458,992

	Household Products & Housewares - 0.1%
32,000	Fortune Brands, Inc.	BBB-	6.38%	06/15/2014	N/A	35,743

	Insurance - 2.5%
550,000	Assurant, Inc.	BBB	5.63%	02/15/2014	N/A	584,124
240,000	Genworth Financial, Inc.	BBB	5.75%	06/15/2014	N/A	236,885
200,000	MetLife, Inc.	A-	2.38%	02/06/2014	N/A	204,516
200,000	Prudential Financial, Inc., Series MTNB	A	4.75%	04/01/2014	N/A	213,130
400,000	Prudential Financial, Inc., Series MTNB	A	5.10%	09/20/2014	N/A	430,966
155,000	XL Group PLC (Ireland)	BBB+	5.25%	09/15/2014	N/A	166,448
						1,836,069

	Iron & Steel - 0.6%
400,000	ArcelorMittal USA, Inc.	BBB-	6.50%	04/15/2014	N/A	430,258

	Machinery-Diversified - 0.5%
300,000	Deere & Co.	A	6.95%	04/25/2014	N/A	347,250

	Media - 4.7%
500,000	Comcast Corp.	BBB+	5.30%	01/15/2014	N/A	548,859
405,000	COX Communications, Inc.	BBB	5.45%	12/15/2014	N/A	451,920
500,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	4.75%	10/01/2014	N/A	550,290
450,000	News America, Inc.	BBB+	5.30%	12/15/2014	N/A	498,027
100,000	Reed Elsevier Capital, Inc.	BBB+	7.75%	01/15/2014	N/A	113,448
200,000	Thomson Reuters Corp. (Canada)	A-	5.70%	10/01/2014	N/A	223,245
450,000	Time Warner Cable, Inc.	BBB	8.25%	02/14/2014	N/A	519,285
243,000	Time Warner Cable, Inc.	BBB	7.50%	04/01/2014	N/A	277,814
200,000	Viacom, Inc.	BBB+	4.38%	09/15/2014	N/A	215,764
						3,398,652

	Mining - 1.0%
100,000	Rio Tinto Alcan, Inc. (Canada)	A-	5.20%	01/15/2014	N/A	108,494
202,000	Teck Resources Ltd. (Canada)	BBB	9.75%	05/15/2014	N/A	244,054
290,000	Teck Resources Ltd. (Canada)	BBB	10.75%	05/15/2019	05/15/14 @ 105	358,642
						711,190

	Miscellaneous Manufacturing - 1.7%
400,000	Illinois Tool Works, Inc.	A+	5.15%	04/01/2014	N/A	441,562
200,000	Ingersoll-Rand Global Holding Co., Ltd. (Bermuda)	BBB+	9.50%	04/15/2014	N/A	237,980
400,000	ITT Corp.	BBB+	4.90%	05/01/2014	N/A	439,726
90,000	Tyco International Finance SA (Luxembourg)	A-	4.13%	10/15/2014	N/A	97,459
						1,216,727

	Office & Business Equipment - 0.4%
250,000	Xerox Corp.	BBB-	8.25%	05/15/2014	N/A	289,371

	Oil & Gas - 5.0%
400,000	Anadarko Petroleum Corp.	BBB-	7.63%	03/15/2014	N/A	457,892
300,000	BP Capital Markets PLC (United Kingdom)	A	3.63%	05/08/2014	N/A	316,644
649,000	Chevron Corp.	AA	3.95%	03/03/2014	N/A	701,328
600,000	ConocoPhillips	A	4.75%	02/01/2014	N/A	656,419
200,000	Husky Energy, Inc. (Canada)	BBB+	5.90%	06/15/2014	N/A	222,432
813,000	Shell International Finance BV (Netherlands)	AA	4.00%	03/21/2014	N/A	877,448
270,000	Statoil ASA (Norway)	AA-	2.90%	10/15/2014	N/A	285,993
100,000	Total Capital Canada Ltd. (Canada)	AA-	1.63%	01/28/2014	N/A	102,094
						3,620,250

	Pharmaceuticals - 5.5%
100,000	AstraZeneca PLC (United Kingdom)	AA-	5.40%	06/01/2014	N/A	112,886
400,000	Eli Lilly & Co.	AA-	4.20%	03/06/2014	N/A	434,018
500,000	Express Scripts, Inc.	BBB+	6.25%	06/15/2014	N/A	557,195
527,000	GlaxoSmithKline Capital, Inc.	A+	4.38%	04/15/2014	N/A	576,379
400,000	Mead Johnson Nutrition Co.	BBB-	3.50%	11/01/2014	N/A	421,475
690,000	Novartis Capital Corp.	AA-	4.13%	02/10/2014	N/A	746,596
400,000	Pfizer, Inc.	AA	4.50%	02/15/2014	N/A	437,029
608,000	Wyeth	AA	5.50%	02/01/2014	N/A	673,696
						3,959,274

	Pipelines - 0.7%
200,000	Enterprise Products Operating, LLC, Series O	BBB-	9.75%	01/31/2014	N/A	235,253
200,000	Enterprise Products Operating, LLC, Series G	BBB-	5.60%	10/15/2014	N/A	219,741
50,000	Kinder Morgan Energy Partners, LP	BBB	5.13%	11/15/2014	N/A	55,001
						509,995

	Real Estate Investment Trusts - 0.8%
300,000	ERP Operating, LP	BBB+	5.25%	09/15/2014	N/A	325,799
250,000	Simon Property Group, LP	A-	6.75%	05/15/2014	02/15/14 @ 100	283,986
						609,785

	Retail - 2.7%
450,000	AutoZone, Inc.	BBB	6.50%	01/15/2014	N/A	506,173
100,000	CVS Caremark Corp.	BBB+	4.88%	09/15/2014	N/A	110,222
691,000	Staples, Inc.	BBB	9.75%	01/15/2014	N/A	810,381
400,000	Wal-Mart Stores, Inc.	AA	1.63%	04/15/2014	N/A	409,640
100,000	Wal-Mart Stores, Inc.	AA	3.20%	05/15/2014	N/A	106,304
						1,942,720

	Software - 1.7%
200,000	CA, Inc.	BBB+	6.13%	12/01/2014	N/A	226,453
487,000	Microsoft Corp.	AAA	2.95%	06/01/2014	N/A	519,505
450,000	Oracle Corp.	A	3.75%	07/08/2014	N/A	487,966
						1,233,924

	Telecommunications - 9.3%
150,000	AT&T, Inc.	A-	4.85%	02/15/2014	N/A	162,412
690,000	AT&T, Inc.	A-	5.10%	09/15/2014	N/A	763,385
487,000	BellSouth Corp.	A-	5.20%	09/15/2014	N/A	539,467
1,095,000	Cellco Partnership / Verizon Wireless Capital, LLC	A-	5.55%	02/01/2014	N/A	1,204,972
600,000	Cisco Systems, Inc.	A+	1.63%	03/14/2014	N/A	611,110
400,000	Cisco Systems, Inc.	A+	2.90%	11/17/2014	N/A	423,999
300,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	4.88%	07/08/2014	N/A	326,361
325,000	France Telecom SA (France)	A-	4.38%	07/08/2014	N/A	347,857
100,000	Qwest Communications International, Inc., Series B	BB	7.50%	02/15/2014	02/15/12 @ 100	101,500
200,000	Qwest Corp.	BBB-	7.50%	10/01/2014	N/A	222,500
150,000	Rogers Communications, Inc. (Canada)	BBB	6.38%	03/01/2014	N/A	168,796
500,000	Telecom Italia Capital SA (Luxembourg)	BBB	6.18%	06/18/2014	N/A	504,817
300,000	Telecom Italia Capital SA (Luxembourg)	BBB	4.95%	09/30/2014	N/A	295,879
400,000	Verizon Communications, Inc.	A-	1.95%	03/28/2014	N/A	409,164
400,000	Virgin Media Secured Finance PLC (United Kingdom)	BBB-	6.50%	01/15/2018	01/15/14 @ 103	428,000
204,000	Vodafone Group PLC (United Kingdom)	A-	4.15%	06/10/2014	N/A	220,345
						6,730,564

	Transportation - 0.3%
200,000	United Parcel Service, Inc.	AA-	3.88%	04/01/2014	N/A	216,189

	Total Corporate Bonds - 96.2%
	(Cost $69,187,229)					69,480,583

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.9%
691,000	BNY Mellon Securities Lending Overnight Fund, 0.093% (c) (d)					$ 691,000
	(Cost $691,000)

	Total Investments - 97.1%
	(Cost $69,878,229)					70,171,583
	Other Assets in excess of Liabilities - 2.9%					2,068,826
	Net Assets - 100.0%					$ 72,240,409

AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $151,589, which represents 0.2% of net assets.

(c)	At August 31, 2011, the total market value of the Fund's securities on loan was $676,618 and the total market value of the collateral held by the Fund was $691,000.
(d)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Country Allocation***
United States	83.6%
United Kingdom	6.7%
Canada	3.1%
Netherlands	1.9%
Switzerland	1.3%
Luxembourg	1.3%
Germany	0.7%
France	0.5%
Norway	0.4%
Bermuda	0.3%
Ireland	0.2%

*** Subject to change daily. Based on total long-term investments.

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$69,878,229	$657,185	$(363,831)	$293,354

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$69,481	$-	$69,481
Investments of Collateral for Securities Loaned	691	-	-	691
Total	$691	$69,481	$-	$70,172

There were no transfers between levels.

BSCF Guggenheim BulletShares 2015 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.0%
	Aerospace & Defense - 1.0%
$ 50,000	Boeing Co.	A	3.50%	02/15/2015	N/A	$ 53,869
382,000	United Technologies Corp.	A	4.88%	05/01/2015	N/A	433,810
						487,679

	Agriculture - 0.6%
300,000	Altria Group, Inc.	BBB	4.13%	09/11/2015	N/A	324,736

	Banks - 34.3%
580,000	Bank of America Corp.	A	4.50%	04/01/2015	N/A	586,118
275,000	Bank of America Corp.	A	4.75%	08/01/2015	N/A	278,131
300,000	Bank of America Corp.	A	3.70%	09/01/2015	N/A	295,865
100,000	Bank of New York Mellon Corp.	AA-	3.10%	01/15/2015	N/A	105,597
395,000	Bank of New York Mellon Corp.	AA-	2.95%	06/18/2015	N/A	410,976
533,000	Bank of Nova Scotia (Canada)	AA-	3.40%	01/22/2015	N/A	566,626
200,000	Bank of Nova Scotia (Canada)	AA-	2.05%	10/07/2015	N/A	201,976
200,000	Barclays Bank PLC (United Kingdom)	AA-	3.90%	04/07/2015	N/A	200,473
300,000	BB&T Corp.	A-	5.20%	12/23/2015	N/A	327,955
150,000	BNP Paribas / BNP Paribas US MTN, LLC (France)(a)	AA-	4.80%	06/24/2015	N/A	147,808
705,000	BNP Paribas SA (France)	AA	3.25%	03/11/2015	N/A	701,569
300,000	Canadian Imperial Bank of Commerce (Canada)	A+	2.35%	12/11/2015	N/A	306,391
150,000	Citigroup, Inc.	A-	4.88%	05/07/2015	N/A	149,726
388,000	Citigroup, Inc.	A	4.75%	05/19/2015	N/A	404,989
600,000	Citigroup, Inc.	A	4.70%	05/29/2015	N/A	614,638
300,000	Citigroup, Inc.	A	4.59%	12/15/2015	N/A	311,886
300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)	AAA	2.13%	10/13/2015	N/A	303,623
550,000	Credit Suisse New York, Series MTN (Switzerland)	A+	3.50%	03/23/2015	N/A	560,893
357,000	Deutsche Bank AG (Germany)	Aa3	3.45%	03/30/2015	N/A	365,088
200,000	Dresdner Bank AG (Germany)	BBB-	7.25%	09/15/2015	N/A	198,365
386,000	Goldman Sachs Group, Inc.	A	5.13%	01/15/2015	N/A	405,970
950,000	Goldman Sachs Group, Inc.	A	3.70%	08/01/2015	N/A	961,075
636,000	JPMorgan Chase & Co.	A+	3.70%	01/20/2015	N/A	663,079
280,000	JPMorgan Chase & Co.	A+	4.75%	03/01/2015	N/A	297,745
500,000	JPMorgan Chase & Co.	A	5.25%	05/01/2015	N/A	537,229
400,000	JPMorgan Chase & Co.	A+	3.40%	06/24/2015	N/A	412,552
280,000	JPMorgan Chase & Co.	A	5.15%	10/01/2015	N/A	298,162
200,000	KeyCorp, Series MTN	BBB+	3.75%	08/13/2015	N/A	206,443
500,000	Morgan Stanley, Series GMTN	A	4.10%	01/26/2015	N/A	497,981
814,000	Morgan Stanley, Series MTN	A	6.00%	04/28/2015	N/A	852,672
400,000	Morgan Stanley	A	4.00%	07/24/2015	N/A	398,449
500,000	Morgan Stanley	A	5.38%	10/15/2015	N/A	522,357
300,000	Morgan Stanley	A	3.45%	11/02/2015	N/A	290,623
700,000	PNC Funding Corp.	A	3.63%	02/08/2015	N/A	737,300
126,000	PNC Funding Corp.	A	4.25%	09/21/2015	N/A	135,592
120,000	Regions Financial Corp.	BB+	5.75%	06/15/2015	N/A	114,600
300,000	Royal Bank of Canada, Series MTN (Canada)	AA-	2.63%	12/15/2015	N/A	312,426
50,000	Royal Bank of Scotland Group PLC (United Kingdom)	BBB	5.05%	01/08/2015	N/A	47,831
400,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	4.88%	03/16/2015	N/A	405,775
413,000	Royal Bank of Scotland Group PLC (United Kingdom)	A+	3.95%	09/21/2015	N/A	402,868
300,000	UBS AG, Series BKNT (Switzerland)	A+	3.88%	01/15/2015	N/A	311,453
200,000	US Bancorp	A+	2.45%	07/27/2015	N/A	205,487
300,000	Wachovia Bank NA, Series BKNT	AA-	4.88%	02/01/2015	N/A	320,083
200,000	Wachovia Bank NA, Series BKNT	AA-	5.00%	08/15/2015	N/A	215,896
480,000	Wells Fargo & Co.	AA-	3.63%	04/15/2015	N/A	502,097
300,000	Wells Fargo Bank NA, Series AI	AA-	4.75%	02/09/2015	N/A	318,489
						17,412,927

	Beverages - 2.2%
330,000	Anheuser-Busch InBev Worldwide, Inc.	A-	4.13%	01/15/2015	N/A	360,784
100,000	Anheuser-Busch InBev Worldwide, Inc.	A-	3.63%	04/15/2015	N/A	108,323
200,000	Coca-Cola Co.	A+	1.50%	11/15/2015	N/A	203,697
100,000	Diageo Finance BV (Netherlands)	A-	5.30%	10/28/2015	N/A	114,440
300,000	PepsiCo, Inc.	A-	3.10%	01/15/2015	N/A	318,929
						1,106,173

	Biotechnology - 0.9%
60,000	Celgene Corp.	BBB+	2.45%	10/15/2015	N/A	61,112
255,000	Genentech, Inc.	AA-	4.75%	07/15/2015	N/A	286,982
100,000	Life Technologies Corp.	BBB	4.40%	03/01/2015	N/A	105,183
						453,277

	Chemicals - 1.8%
556,000	Dow Chemical Co.	BBB	5.90%	02/15/2015	N/A	623,663
280,000	EI du Pont de Nemours & Co.	A	3.25%	01/15/2015	N/A	299,046
						922,709

	Computers - 1.4%
350,000	Dell, Inc.	A-	2.30%	09/10/2015	N/A	356,361
200,000	Hewlett-Packard Co.	A	2.13%	09/13/2015	N/A	201,130
150,000	Hewlett-Packard Co.	A	2.20%	12/01/2015	N/A	151,345
						708,836

	Cosmetics & Personal Care - 1.5%
200,000	Procter & Gamble Co.	AA-	3.50%	02/15/2015	N/A	215,337
200,000	Procter & Gamble Co.	AA-	1.80%	11/15/2015	N/A	205,486
300,000	Procter & Gamble Co.	AA-	4.85%	12/15/2015	N/A	345,159
						765,982

	Diversified Financial Services - 10.1%
750,000	American Express Credit Corp., Series MTN	BBB+	2.75%	09/15/2015	N/A	767,026
200,000	Bear Stearns Cos., LLC	A+	5.30%	10/30/2015	N/A	217,588
458,000	Credit Suisse USA, Inc.	A+	4.88%	01/15/2015	N/A	489,945
408,000	Credit Suisse USA, Inc.	A+	5.13%	08/15/2015	N/A	437,830
280,000	General Electric Capital Corp., Series MTN	AA+	4.88%	03/04/2015	N/A	304,740
300,000	General Electric Capital Corp., Series MTN	AA+	3.50%	06/29/2015	N/A	314,096
190,000	General Electric Capital Corp.	AA+	4.38%	09/21/2015	N/A	203,401
500,000	General Electric Capital Corp.	AA+	2.25%	11/09/2015	N/A	503,415
500,000	HSBC Finance Corp.	A	5.00%	06/30/2015	N/A	529,009
433,000	Merrill Lynch & Co., Inc., Series MTNC	A	5.00%	01/15/2015	N/A	435,258
200,000	Merrill Lynch & Co., Inc., Series MTNB	A	5.30%	09/30/2015	N/A	201,971
356,000	Nomura Holdings, Inc. (Japan)	BBB+	5.00%	03/04/2015	N/A	375,483
300,000	Toyota Motor Credit Corp., Series MTN	AA-	3.20%	06/17/2015	N/A	317,106
						5,096,868

	Electric - 2.7%
100,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	N/A	106,861
330,000	Entergy Corp.	BBB-	3.63%	09/15/2015	N/A	335,530
560,000	Exelon Corp.	BBB-	4.90%	06/15/2015	N/A	614,936
60,000	NextEra Energy Capital Holdings, Inc.	BBB+	7.88%	12/15/2015	N/A	71,975
200,000	Southern Power Co., Series D	BBB+	4.88%	07/15/2015	N/A	221,810
						1,351,112

	Electronics - 0.3%
150,000	Agilent Technologies, Inc.	BBB-	5.50%	09/14/2015	N/A	167,251

	Food - 1.7%
400,000	General Mills, Inc.	BBB+	5.20%	03/17/2015	N/A	453,569
400,000	Kroger Co.	BBB	3.90%	10/01/2015	N/A	427,953
						881,522

	Health Care Products - 1.5%
300,000	Boston Scientific Corp.	BBB-	4.50%	01/15/2015	N/A	317,435
305,000	Medtronic, Inc.	AA-	3.00%	03/15/2015	N/A	323,479
100,000	Medtronic, Inc., Series B	AA-	4.75%	09/15/2015	N/A	113,490
						754,404

	Health Care Services - 0.2%
100,000	Quest Diagnostics, Inc.	BBB+	5.45%	11/01/2015	N/A	112,709

	Insurance - 6.2%
600,000	American International Group, Inc.	A-	5.05%	10/01/2015	N/A	608,209
229,000	Berkshire Hathaway Finance Corp.	AA+	4.85%	01/15/2015	N/A	254,922
400,000	Berkshire Hathaway Finance Corp.	AA+	2.45%	12/15/2015	N/A	412,348
383,000	Berkshire Hathaway, Inc.	AA+	3.20%	02/11/2015	N/A	404,321
38,000	Marsh & McLennan Cos., Inc.	BBB-	5.75%	09/15/2015	N/A	42,752
300,000	MetLife, Inc.	A-	5.00%	06/15/2015	N/A	331,660
300,000	Metropolitan Life Global Funding I, Series REGS	AA-	2.50%	09/29/2015	N/A	304,788
106,000	Prudential Financial, Inc., Series MTN	A	3.88%	01/14/2015	N/A	110,043
400,000	Prudential Financial, Inc., Series MTN	A	4.75%	09/17/2015	N/A	428,300
250,000	Transatlantic Holdings, Inc.	BBB+	5.75%	12/14/2015	N/A	267,738
						3,165,081

	Internet - 0.4%
200,000	eBay, Inc.	A	1.63%	10/15/2015	N/A	201,966

	Iron & Steel - 0.9%
50,000	ArcelorMittal (Luxembourg)	BBB-	9.00%	02/15/2015	N/A	57,652
400,000	ArcelorMittal (Luxembourg)	BBB-	3.75%	08/05/2015	N/A	396,186
						453,838

	Media - 4.4%
305,000	Comcast Corp.	BBB+	6.50%	01/15/2015	N/A	350,127
300,000	Comcast Corp.	BBB+	5.85%	11/15/2015	N/A	346,235
100,000	COX Communications, Inc.	BBB	5.50%	10/01/2015	N/A	113,495
648,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	BBB	3.55%	03/15/2015	N/A	688,892
300,000	TCI Communications, Inc.	BBB+	8.75%	08/01/2015	N/A	366,566
100,000	Time Warner Cable, Inc.	BBB	3.50%	02/01/2015	N/A	105,152
250,000	Time Warner, Inc.	BBB	3.15%	07/15/2015	N/A	260,355
						2,230,822

	Miscellaneous Manufacturing - 0.1%
70,000	Tyco International Finance SA (Luxembourg)	A-	3.38%	10/15/2015	N/A	73,557

	Office & Business Equipment - 0.7%
329,000	Xerox Corp.	BBB-	4.25%	02/15/2015	N/A	354,432

	Oil & Gas - 6.4%
458,000	BP Capital Markets PLC (United Kingdom)	A	3.88%	03/10/2015	N/A	488,615
500,000	BP Capital Markets PLC (United Kingdom)	A	3.13%	10/01/2015	N/A	523,713
534,000	ConocoPhillips	A	4.60%	01/15/2015	N/A	587,678
400,000	EOG Resources, Inc.	A-	2.95%	06/01/2015	N/A	420,574
300,000	Shell International Finance BV (Netherlands)	AA	3.10%	06/28/2015	N/A	319,112
300,000	Total Capital SA (France)	AA-	3.00%	06/24/2015	N/A	316,642
200,000	Total Capital SA (France)	AA-	3.13%	10/02/2015	N/A	214,035
350,000	Transocean, Inc. (Cayman Islands)	BBB	4.95%	11/15/2015	N/A	378,861
						3,249,230

	Pharmaceuticals - 5.5%
500,000	Abbott Laboratories	AA	2.70%	05/27/2015	N/A	530,687
100,000	Medco Health Solutions, Inc.	BBB+	2.75%	09/15/2015	N/A	102,387
255,000	Merck & Co., Inc.	AA	4.75%	03/01/2015	N/A	288,548
400,000	Merck & Co., Inc.	AA	4.00%	06/30/2015	N/A	441,369
508,000	Novartis Capital Corp.	AA-	2.90%	04/24/2015	N/A	538,833
763,000	Pfizer, Inc.	AA	5.35%	03/15/2015	N/A	871,171
						2,772,995

	Pipelines - 1.5%
200,000	Energy Transfer Partners, LP	BBB-	5.95%	02/01/2015	N/A	221,968
50,000	TransCanada PipeLines Ltd. (Canada)	A-	3.40%	06/01/2015	N/A	53,650
440,000	Williams Partners, LP	BBB-	3.80%	02/15/2015	N/A	467,297
						742,915

	Real Estate Investment Trusts - 1.2%
554,000	Simon Property Group, LP	A-	5.75%	12/01/2015	09/02/15 @ 100	620,051

	Retail - 3.6%
200,000	AutoZone, Inc.	BBB	5.75%	01/15/2015	N/A	223,008
400,000	Lowe's Cos., Inc.	A	5.00%	10/15/2015	N/A	452,533
160,000	Macy's Retail Holdings, Inc.	BBB-	8.13%	07/15/2015	N/A	189,157
200,000	Wal-Mart Stores, Inc.	AA	2.88%	04/01/2015	N/A	211,994
408,000	Wal-Mart Stores, Inc.	AA	4.50%	07/01/2015	N/A	460,100
300,000	Wal-Mart Stores, Inc.	AA	1.50%	10/25/2015	N/A	302,310
						1,839,102

	Software - 0.7%
50,000	Adobe Systems, Inc.	BBB+	3.25%	02/01/2015	N/A	52,759
300,000	Microsoft Corp.	AAA	1.63%	09/25/2015	N/A	306,129
						358,888

	Telecommunications - 4.6%
400,000	American Tower Corp.	BB+	4.63%	04/01/2015	N/A	432,003
400,000	AT&T, Inc.	A-	2.50%	08/15/2015	N/A	410,175
458,000	Telecom Italia Capital SA (Luxembourg)	BBB	5.25%	10/01/2015	N/A	450,946
100,000	Telefonica Emisiones SAU (Spain)	BBB+	4.95%	01/15/2015	N/A	102,387
100,000	Telefonica Emisiones SAU (Spain)	BBB+	3.73%	04/27/2015	N/A	98,494
250,000	Verizon Communications, Inc.	A-	4.90%	09/15/2015	N/A	282,786
300,000	Vodafone Group PLC (United Kingdom)	A-	5.38%	01/30/2015	N/A	337,029
200,000	Vodafone Group PLC (United Kingdom)	A-	3.38%	11/24/2015	N/A	212,079
						2,325,899

	Transportation - 0.6%
250,000	CSX Corp.	BBB	6.25%	04/01/2015	N/A	290,664

	Total Corporate Bonds - 97.0%
	(Cost $48,756,661)					49,225,625

	Total Investments - 97.0%
	(Cost $48,756,661)					49,225,625
	Other Assets in excess of Liabilities - 3.0%					1,507,644
	Net Assets - 100.0%					$ 50,733,269

AG - Stock Corporation
BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation
SAU - Incorporated with Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $147,808, which represents 0.3% of net assets.

See previously submitted notes to financial statements for the period ended May 31, 2011.

BSCF

Country Allocation***
United States	80.6%
United Kingdom	5.3%
Canada	2.9%
France	2.8%
Luxembourg	2.0%
Switzerland	1.8%
Netherlands	1.5%
Germany	1.1%
Cayman Islands	0.8%
Japan	0.8%
Spain	0.4%

*** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$48,756,661	$761,401	$(292,437)	$468,964

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$49,226	$-	$49,226
Total	$-	$49,226	$-	$49,226

There were no transfers between levels.

BSCG Guggenheim BulletShares 2016 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.4%
	Advertising - 0.3%
$ 100,000	Omnicom Group, Inc.	BBB+	5.90%	04/15/2016	N/A	$ 113,646

	Agriculture - 0.3%
100,000	Reynolds American, Inc.	BBB-	7.63%	06/01/2016	N/A	120,625

	Auto Parts & Equipment - 0.1%
50,000	Johnson Controls, Inc.	BBB+	5.50%	01/15/2016	N/A	56,314

	Banks - 31.7%
300,000	Abbey National Treasury Services, Inc. (United Kingdom)	AA	4.00%	04/27/2016	N/A	286,999
200,000	Bank of America Corp., Series MTN	A	3.63%	03/17/2016	N/A	195,395
920,000	Bank of America Corp.	A	6.50%	08/01/2016	N/A	988,418
300,000	Bank of America Corp.	A	5.63%	10/14/2016	N/A	305,931
250,000	Bank of Nova Scotia (Canada)	AA-	2.90%	03/29/2016	N/A	261,906
708,000	Barclays Bank PLC, Series 1 (United Kingdom)	AA-	5.00%	09/22/2016	N/A	730,959
200,000	BB&T Corp., Series MTN	A	3.20%	03/15/2016	N/A	204,349
524,000	BB&T Corp., Series MTN	A	3.95%	04/29/2016	N/A	559,312
400,000	BNP Paribas SA, Series MTN (France)	AA	3.60%	02/23/2016	N/A	401,176
227,000	Capital One Financial Corp.	BBB-	6.15%	09/01/2016	N/A	244,316
384,000	Citigroup, Inc.	A	5.30%	01/07/2016	N/A	408,417
200,000	Citigroup, Inc.	A	5.85%	08/02/2016	N/A	218,390
200,000	Deutsche Bank AG, Series 1 (Germany)	A+	3.25%	01/11/2016	N/A	200,979
200,000	Fifth Third Bancorp	BBB	3.63%	01/25/2016	N/A	202,972
408,000	Goldman Sachs Group, Inc.	A	5.35%	01/15/2016	N/A	436,068
900,000	Goldman Sachs Group, Inc.	A	3.63%	02/07/2016	N/A	901,696
500,000	Goldman Sachs Group, Inc.	A	5.75%	10/01/2016	N/A	547,502
342,000	JPMorgan Chase & Co.	A+	2.60%	01/15/2016	N/A	341,602
625,000	JPMorgan Chase & Co.	A+	3.45%	03/01/2016	N/A	644,732
700,000	JPMorgan Chase & Co.	A+	3.15%	07/05/2016	N/A	715,817
300,000	JPMorgan Chase Bank NA, Series BKNT	A+	5.88%	06/13/2016	03/15/16 @ 100	334,124
500,000	Lloyds TSB Bank PLC (United Kingdom)	A+	4.88%	01/21/2016	N/A	501,672
400,000	Morgan Stanley	A	3.80%	04/29/2016	N/A	393,657
350,000	Morgan Stanley, Series MTN	A	5.75%	10/18/2016	N/A	368,015
300,000	Royal Bank of Scotland PLC (United Kingdom)	A+	4.38%	03/16/2016	N/A	296,331
300,000	State Street Corp.	A+	2.88%	03/07/2016	N/A	310,267
250,000	SunTrust Banks, Inc.	BBB	3.60%	04/15/2016	N/A	251,386
300,000	Toronto-Dominion Bank (Canada)	AA-	2.50%	07/14/2016	N/A	309,040
200,000	UBS AG (Switzerland)	A	5.88%	07/15/2016	N/A	218,817
461,000	Wachovia Corp.	A+	5.63%	10/15/2016	N/A	505,358
400,000	Wells Fargo & Co.	AA-	3.68%	06/15/2016	N/A	423,313
100,000	Wells Fargo & Co.	A+	5.13%	09/15/2016	N/A	110,000
300,000	Wells Fargo Bank NA	AA-	5.75%	05/16/2016	N/A	330,363
						13,149,279

	Beverages - 1.0%
100,000	Bottling Group, LLC	A	5.50%	04/01/2016	N/A	117,369
300,000	PepsiCo, Inc.	A-	2.50%	05/10/2016	N/A	311,046
						428,415

	Building Materials - 2.6%
306,000	CRH America, Inc.	BBB+	6.00%	09/30/2016	N/A	338,564
150,000	Lafarge SA (France)	BB+	6.50%	07/15/2016	N/A	150,739
493,000	Masco Corp.	BBB	6.13%	10/03/2016	N/A	483,463
100,000	Owens Corning	BBB-	6.50%	12/01/2016	N/A	107,168
						1,079,934

	Chemicals - 1.5%
150,000	Dow Chemical Co.	BBB	2.50%	02/15/2016	N/A	151,557
152,000	EI du Pont de Nemours & Co.	A	5.25%	12/15/2016	N/A	176,874
300,000	El du Pont de Nemours & Co.	A	1.95%	01/15/2016	N/A	305,953
						634,384

	Commercial Services - 0.5%
200,000	Western Union Co.	A-	5.93%	10/01/2016	N/A	226,579

	Computers - 2.7%
300,000	Hewlett-Packard Co.	A	2.65%	06/01/2016	N/A	308,381
500,000	International Business Machines Corp.	A+	2.00%	01/05/2016	N/A	510,905
300,000	International Business Machines Corp.	A+	1.95%	07/22/2016	N/A	304,793
						1,124,079

	Diversified Financial Services - 10.2%
400,000	American Express Co.	BBB+	5.50%	09/12/2016	N/A	456,490
300,000	Countrywide Financial Corp.	A-	6.25%	05/15/2016	N/A	303,263
304,000	Credit Suisse USA, Inc.	A+	5.38%	03/02/2016	N/A	332,400
462,000	General Electric Capital Corp., Series MTN	AA+	5.00%	01/08/2016	N/A	506,643
200,000	General Electric Capital Corp.	AA+	2.95%	05/09/2016	N/A	202,020
250,000	General Electric Capital Corp., Series MTN	AA+	5.38%	10/20/2016	N/A	277,387
453,000	HSBC Finance Corp.	A	5.50%	01/19/2016	N/A	489,661
250,000	International Lease Finance Corp.	BBB-	5.75%	05/15/2016	N/A	230,634
708,000	Merrill Lynch & Co., Inc.	A-	6.05%	05/16/2016	N/A	715,748
300,000	Nomura Holdings, Inc., Series MTN (Japan)	BBB+	4.13%	01/19/2016	N/A	307,795
400,000	SLM Corp., Series MTN	BBB-	6.25%	01/25/2016	N/A	409,366
						4,231,407

	Electronics - 0.3%
100,000	Thermo Fisher Scientific, Inc.	A	3.20%	03/01/2016	N/A	104,913

	Food - 2.2%
831,000	Kraft Foods, Inc.	BBB-	4.13%	02/09/2016	N/A	898,160

	Gas - 1.3%
461,000	National Grid PLC (United Kingdom)	BBB+	6.30%	08/01/2016	N/A	538,379

	Health Care Products - 0.5%
100,000	Boston Scientific Corp.	BBB-	6.40%	06/15/2016	N/A	114,164
100,000	Johnson & Johnson	AAA	2.15%	05/15/2016	N/A	104,284
						218,448

	Health Care Services - 2.5%
100,000	Aetna, Inc.	A-	6.00%	06/15/2016	N/A	116,254
300,000	Humana, Inc.	BBB	6.45%	06/01/2016	N/A	344,248
523,000	WellPoint, Inc.	A-	5.25%	01/15/2016	N/A	588,979
						1,049,481

	Household Products & Housewares - 0.1%
45,000	Fortune Brands, Inc.	BBB-	5.38%	01/15/2016	N/A	49,957

	Insurance - 1.9%
250,000	American International Group, Inc.	A-	5.60%	10/18/2016	N/A	259,179
463,000	MetLife, Inc.	A-	6.75%	06/01/2016	N/A	543,162
						802,341

	Internet - 0.3%
100,000	Google, Inc.	AA-	2.13%	05/19/2016	N/A	103,389

	Iron & Steel - 0.2%
100,000	ArcelorMittal (Luxembourg)	BBB-	3.75%	03/01/2016	N/A	99,071

	Lodging - 0.4%
150,000	Wyndham Worldwide Corp.	BBB-	6.00%	12/01/2016	N/A	158,746

	Media - 3.1%
100,000	Comcast Corp.	BBB+	5.90%	03/15/2016	N/A	116,002
350,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.	BBB	3.50%	03/01/2016	N/A	366,616
100,000	Time Warner, Inc.	BBB	5.88%	11/15/2016	N/A	116,608
493,000	Viacom, Inc.	BBB+	6.25%	04/30/2016	N/A	577,255
100,000	Walt Disney Co., Series MTNC	A	5.63%	09/15/2016	N/A	119,210
						1,295,691

	Office & Business Equipment - 0.3%
100,000	Xerox Corp.	BBB-	6.40%	03/15/2016	N/A	114,659

	Oil & Gas - 4.7%
462,000	Anadarko Petroleum Corp.	BBB-	5.95%	09/15/2016	N/A	519,899
300,000	BP Capital Markets PLC (United Kingdom)	A	3.20%	03/11/2016	N/A	315,889
462,000	ConocoPhillips Canada Funding Co. I (Canada)	A	5.63%	10/15/2016	N/A	543,472
300,000	Ensco PLC (United Kingdom)	BBB+	3.25%	03/15/2016	N/A	311,159
100,000	Occidental Petroleum Corp.	A	4.13%	06/01/2016	N/A	111,722
150,000	Total Capital SA (France)(a)	AA-	2.30%	03/15/2016	N/A	155,311
						1,957,452

	Pharmaceuticals - 7.1%
923,000	Abbott Laboratories	AA	5.88%	05/15/2016	N/A	1,093,841
100,000	Allergan, Inc.	A+	5.75%	04/01/2016	N/A	117,357
350,000	Express Scripts, Inc.	BBB+	3.13%	05/15/2016	N/A	358,399
400,000	McKesson Corp.	A-	3.25%	03/01/2016	N/A	427,063
400,000	Sanofi (France)	AA-	2.63%	03/29/2016	N/A	416,932
463,000	Wyeth	AA	5.50%	02/15/2016	N/A	534,780
						2,948,372

	Pipelines - 0.8%
100,000	Enterprise Products Operating LLC	BBB-	3.20%	02/01/2016	N/A	103,670
100,000	Kinder Morgan Energy Partners, LP	BBB	3.50%	03/01/2016	N/A	103,667
100,000	ONEOK Partners, LP	BBB	3.25%	02/01/2016	N/A	102,989
						310,326

	Real Estate Investment Trusts - 2.1%
400,000	ERP Operating, LP	BBB+	5.13%	03/15/2016	N/A	437,521
400,000	Simon Property Group, LP	A-	5.25%	12/01/2016	N/A	438,657
						876,178

	Retail - 4.5%
100,000	CVS Caremark Corp.	BBB+	6.13%	08/15/2016	N/A	117,269
1,046,000	Home Depot, Inc.	BBB+	5.40%	03/01/2016	N/A	1,189,294
399,000	Macy's Retail Holdings, Inc.	BBB-	5.90%	12/01/2016	N/A	441,451
100,000	Wal-Mart Stores, Inc.	AA	2.80%	04/15/2016	N/A	105,822
						1,853,836

	Semiconductors - 0.8%
300,000	Texas Instruments, Inc.	A+	2.38%	05/16/2016	N/A	310,086

	Software - 1.9%
100,000	Microsoft Corp.(a)	AAA	2.50%	02/08/2016	N/A	105,105
585,000	Oracle Corp.	A	5.25%	01/15/2016	N/A	673,254
						778,359

	Telecommunications - 10.7%
100,000	AT&T, Inc.	A-	2.95%	05/15/2016	N/A	103,877
399,000	AT&T, Inc.	A-	5.63%	06/15/2016	N/A	456,168
985,000	Cisco Systems, Inc.	A+	5.50%	02/22/2016	N/A	1,141,558
529,000	Deutsche Telekom International Finance BV (Netherlands)	BBB+	5.75%	03/23/2016	N/A	601,775
677,000	Embarq Corp.	BB	7.08%	06/01/2016	N/A	737,860
100,000	Qwest Corp.	BBB-	8.38%	05/01/2016	N/A	114,500
200,000	Telefonica Emisiones SAU (Spain)	BBB+	3.99%	02/16/2016	N/A	196,117
500,000	Telefonica Emisiones SAU (Spain)	BBB+	6.42%	06/20/2016	N/A	526,014
399,000	Verizon Communications, Inc.	A-	5.55%	02/15/2016	N/A	453,847
100,000	Verizon Communications, Inc.	A-	3.00%	04/01/2016	N/A	104,221
						4,435,937

	Transportation - 0.8%
300,000	Norfolk Southern Corp.	BBB+	5.75%	01/15/2016	N/A	344,317

	Total Corporate Bonds - 97.4%
	(Cost $39,988,363)					40,412,760

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.5%

215,000	BNY Mellon Securities Lending Overnight Fund, 0.093%(b) (c)					$ 215,000
	(Cost $215,000)

	Total Investments - 97.9%
	(Cost $40,203,363)					40,627,760
	Other Assets in excess of Liabilities - 2.1%					887,726
	Net Assets - 100.0%					$ 41,515,486

AG - Stock Corporation
LLC - Limited Liability Company
LP- Limited Partnership
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)	At August 31, 2011, the total market value of the Fund's securities on loan was $209,503 and the total market value of the collateral held by the Fund was $215,000.
(c)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Country Allocation***
United States	81.8%
United Kingdom	7.4%
France	2.8%
Canada	2.7%
Spain	1.8%
Netherlands	1.5%
Japan	0.8%
Switzerland	0.5%
Germany	0.5%
Luxembourg	0.2%

*** Subject to change daily. Based on long-term investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$40,203,363	$680,997	$(256,600)	$424,397

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$40,413	$–	$40,413
Investments of Collateral for Securities Loaned	$215	$–	$–	$215
Total	$215	$40,413	$–	$40,628

There were no transfers between levels.

BSCH Guggenheim BulletShares 2017 Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.7%
	Aerospace & Defense - 0.9%
$ 271,000	United Technologies Corp.	A	5.38%	12/15/2017	N/A	$ 320,676

	Agriculture - 0.2%
70,000	Reynolds American, Inc.	BBB-	6.75%	06/15/2017	N/A	82,567

	Banks - 35.2%
250,000	American Express Bank FSB, Series BKNT	BBB+	6.00%	09/13/2017	N/A	288,374
250,000	Bank of America NA, Series BKNT	A	5.30%	03/15/2017	N/A	244,989
200,000	Bank of America Corp.	A-	5.42%	03/15/2017	N/A	195,360
570,000	Bank of America Corp.	A	6.00%	09/01/2017	N/A	585,007
945,000	Bank of America Corp.	A	5.75%	12/01/2017	N/A	983,618
427,000	Capital One Financial Corp.	BBB	6.75%	09/15/2017	N/A	488,625
348,000	Citigroup, Inc.	A-	5.50%	02/15/2017	N/A	354,894
546,000	Citigroup, Inc.	A	6.00%	08/15/2017	N/A	592,768
1,088,000	Citigroup, Inc.	A	6.13%	11/21/2017	N/A	1,193,364
816,000	Deutsche Bank AG (Germany)	A+	6.00%	09/01/2017	N/A	922,527
100,000	Fifth Third Bank	BBB-	5.45%	01/15/2017	N/A	108,542
250,000	Goldman Sachs Group, Inc.	A-	5.63%	01/15/2017	N/A	259,292
936,000	Goldman Sachs Group, Inc.	A	6.25%	09/01/2017	N/A	1,012,044
250,000	JPMorgan Chase Bank NA, Series BKNT	A+	6.00%	10/01/2017	N/A	280,591
897,000	Morgan Stanley, Series GMTN	A	5.45%	01/09/2017	N/A	920,810
400,000	Morgan Stanley, Series MTN	A	5.55%	04/27/2017	N/A	409,133
300,000	Morgan Stanley, Series MTN	A	6.25%	08/28/2017	N/A	317,929
450,000	Morgan Stanley, Series MTN	A	5.95%	12/28/2017	N/A	466,013
300,000	SunTrust Bank, Inc.	BBB	6.00%	09/11/2017	N/A	327,968
793,000	UBS AG, Series BKNT (Switzerland)	A+	5.88%	12/20/2017	N/A	849,039
619,000	Wachovia Corp.	AA-	5.75%	06/15/2017	N/A	702,361
816,000	Wells Fargo & Co.	AA-	5.63%	12/11/2017	N/A	937,050
						12,440,298

	Beverages - 0.9%
70,000	Coca-Cola Co.	A+	5.35%	11/15/2017	N/A	83,735
187,000	Diageo Capital PLC (United Kingdom)	A-	5.75%	10/23/2017	N/A	220,083
						303,818

	Biotechnology - 0.5%
136,000	Amgen, Inc.	A+	5.85%	06/01/2017	N/A	161,978

	Chemicals - 0.6%
175,000	Rohm and Haas Co.	BBB	6.00%	09/15/2017	N/A	199,823

	Commercial Services - 0.2%
70,000	RR Donnelley & Sons Co.	BB+	6.13%	01/15/2017	N/A	64,050

	Computers - 3.7%
250,000	Hewlett-Packard Co.	A	5.40%	03/01/2017	N/A	284,505
846,000	International Business Machines Corp.	A+	5.70%	09/14/2017	N/A	1,015,956
						1,300,461

	Diversified Financial Services - 12.1%
427,000	American Express Co.	BBB+	6.15%	08/28/2017	N/A	490,333
851,000	Bear Stearns Cos., LLC	A+	6.40%	10/02/2017	N/A	976,503
100,000	BlackRock, Inc.	A+	6.25%	09/15/2017	N/A	117,743
100,000	Eaton Vance Corp.	A-	6.50%	10/02/2017	N/A	117,667
576,000	General Electric Capital Corp., Series MTN	AA+	5.40%	02/15/2017	N/A	637,966
892,000	General Electric Capital Corp., Series MTN	AA+	5.63%	09/15/2017	N/A	992,210
100,000	John Deere Capital Corp., Series MTN	A	2.80%	09/18/2017	N/A	102,642
100,000	Merrill Lynch & Co., Inc.	A-	5.70%	05/02/2017	N/A	97,971
738,000	Merrill Lynch & Co., Inc.	A	6.40%	08/28/2017	N/A	757,169
						4,290,204

	Electric - 1.3%
252,000	Exelon Generation Co., LLC	BBB	6.20%	10/01/2017	N/A	290,724
70,000	Pacific Gas & Electric Co.	BBB+	5.63%	11/30/2017	N/A	82,206
70,000	Virginia Electric & Power Co.	A-	5.95%	09/15/2017	N/A	84,613
						457,543

	Electronics - 0.5%
150,000	Agilent Technologies, Inc.	BBB-	6.50%	11/01/2017	N/A	176,724

	Food - 3.3%
100,000	ConAgra Foods, Inc.	BBB	5.82%	06/15/2017	N/A	113,998
100,000	General Mills Inc.	BBB+	5.70%	02/15/2017	N/A	118,318
619,000	Kraft Foods, Inc.	BBB-	6.50%	08/11/2017	N/A	749,054
70,000	Kroger Co.	BBB	6.40%	08/15/2017	N/A	83,798
100,000	Safeway, Inc.	BBB	6.35%	08/15/2017	N/A	116,813
						1,181,981

	Health Care Products - 3.1%
463,000	Covidien International Finance SA (Luxembourg)	A	6.00%	10/15/2017	N/A	557,223
300,000	Hospira, Inc.	BBB+	6.05%	03/30/2017	N/A	350,844
146,000	Johnson & Johnson	AAA	5.55%	08/15/2017	N/A	176,280
						1,084,347

	Health Care Services - 0.2%
70,000	WellPoint, Inc.	A-	5.88%	06/15/2017	N/A	81,490

	Household Products & Housewares - 0.9%
259,000	Kimberly-Clark Corp.	A	6.13%	08/01/2017	N/A	313,733

	Insurance - 2.4%
100,000	ACE INA Holdings	A	5.70%	02/15/2017	N/A	114,119
400,000	American International Group, Inc., Series MTN	A-	5.45%	05/18/2017	N/A	408,343
100,000	Hartford Financial Services Group, Inc.	BBB	5.38%	03/15/2017	N/A	103,259
100,000	Prudential Financial, Inc., Series MTN	A	6.00%	12/01/2017	N/A	112,236
90,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	N/A	99,414
						837,371

	Iron & Steel - 0.4%
130,000	Nucor Corp.	A	5.75%	12/01/2017	N/A	152,790

	Media - 4.1%
32,000	Comcast Cable Communications, Inc.	BBB+	8.88%	05/01/2017	N/A	41,807
369,000	Comcast Corp.	BBB+	6.30%	11/15/2017	N/A	440,589
858,000	Time Warner Cable, Inc.	BBB	5.85%	05/01/2017	N/A	968,624
						1,451,020

	Mining - 0.4%
146,000	Alcoa, Inc.(a)	BBB-	5.55%	02/01/2017	N/A	155,956

	Miscellaneous Manufacturing - 3.8%
1,009,000	General Electric Co.	AA+	5.25%	12/06/2017	N/A	1,132,690
184,000	Tyco Electronics Group SA (Luxembourg)	BBB	6.55%	10/01/2017	N/A	219,342
						1,352,032

	Office & Business Equipment - 0.2%
70,000	Pitney Bowes, Inc., Series MTN	BBB+	5.75%	09/15/2017	N/A	76,391

	Oil & Gas - 5.9%
322,000	Anadarko Petroleum Corp.	BBB-	6.38%	09/15/2017	N/A	372,309
780,000	Canadian Natural Resources Ltd. (Canada)	BBB	5.70%	05/15/2017	N/A	912,616
213,000	EOG Resources, Inc.	A-	5.88%	09/15/2017	N/A	252,609
387,000	Marathon Oil Corp.	BBB	6.00%	10/01/2017	N/A	449,159
70,000	Statoil ASA (Norway)	AA-	3.13%	08/17/2017	N/A	74,605
32,000	Valero Energy Corp.	BBB	6.13%	06/15/2017	N/A	36,306
						2,097,604

	Oil & Gas Services - 0.2%
60,000	Weatherford International, Inc.	BBB	6.35%	06/15/2017	N/A	68,472

	Pharmaceuticals - 4.3%
622,000	Abbott Laboratories	AA	5.60%	11/30/2017	N/A	745,414
582,000	AstraZeneca PLC (United Kingdom)	AA-	5.90%	09/15/2017	N/A	700,046
70,000	McKesson Corp.	A-	5.70%	03/01/2017	N/A	82,683
						1,528,143

	Pipelines - 1.7%
270,000	Enterprise Products Operating, LLC, Series L	BBB-	6.30%	09/15/2017	N/A	317,506
250,000	Kinder Morgan Energy Partners LP	BBB	6.00%	02/01/2017	N/A	287,438
						604,944

	Real Estate Investment Trusts - 1.0%
100,000	ERP Operating, LP	BBB+	5.75%	06/15/2017	N/A	113,189
70,000	HCP, Inc.	BBB	6.00%	01/30/2017	N/A	75,509
150,000	Simon Property Group, LP	A-	5.88%	03/01/2017	12/01/16 @ 100	171,273
						359,971

	Retail - 5.1%
427,000	Costco Wholesale Corp.	A+	5.50%	03/15/2017	N/A	507,557
699,000	CVS Caremark Corp.	BBB+	5.75%	06/01/2017	N/A	805,617
300,000	Starbucks Corp.	BBB+	6.25%	08/15/2017	N/A	359,408
108,000	Wal-Mart Stores, Inc.	AA	5.38%	04/05/2017	N/A	126,918
						1,799,500

	Software - 0.4%
120,000	Fiserv, Inc.	BBB-	6.80%	11/20/2017	N/A	141,703

	Telecommunications - 3.9%
300,000	CenturyLink, Inc.	BB	6.00%	04/01/2017	N/A	307,415
100,000	Qwest Corp.	BBB-	6.50%	06/01/2017	N/A	107,625
100,000	Telefonica Emisiones SAU (Spain)	BBB+	6.22%	07/03/2017	N/A	103,402
159,000	Verizon Communications, Inc.	A-	5.50%	04/01/2017	N/A	183,403
581,000	Vodafone Group PLC (United Kingdom)	A-	5.63%	02/27/2017	N/A	674,070
						1,375,915

	Water - 0.3%
95,000	American Water Capital Corp.	BBB+	6.09%	10/15/2017	N/A	112,535

	Total Corporate Bonds - 97.7%
	(Cost $34,032,792)					34,574,040

Number
of Shares	Description					Value
	Investments of Collateral for Securities Loaned - 0.5%

159,140	BNY Mellon Securities Lending Overnight Fund, 0.093%(b) (c)					$ 159,140
	(Cost $159,140)

	Total Investments - 98.2%
	(Cost $34,191,932)					34,733,180
	Other Assets in excess of Liabilities - 1.8%					650,253
	Net Assets - 100.0%					$ 35,383,433

AG - Stock Corporation
ASA - Stock Company
LLC - Limited Liability Company
LP- Limited Partnership
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	Security, or portion thereof, was on loan at August 31, 2011.
(b)	At August 31, 2011, the total market value of the Fund's securities on loan was $155,537 and the total market value of the collateral held by the Fund was $159,140.
(c)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Country Allocation***
United States	84.9%
United Kingdom	4.6%
Germany	2.7%
Canada	2.6%
Switzerland	2.5%
Luxembourg	2.2%
Spain	0.3%
Norway	0.2%

*** Subject to change daily. Based on long-term investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$34,191,932	$757,054	$(215,806)	$541,248

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$34,574	$–	$34,574
Investments of Collateral for Securities Loaned	$159	$–	$–	$159
Total	$159	$34,574	$–	$34,733

There were no transfers between levels.

BSJC Guggenheim BulletShares 2012 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
	Corporate Bonds - 97.3%
	Airlines - 2.7%
$ 750,000	Air Canada (Canada)(a)	B+	9.25%	08/01/2015	08/01/12 @ 107	$ 723,750
399,000	American Airlines, Inc.	B	10.50%	10/15/2012	N/A	412,466
						1,136,216

	Auto Parts & Equipment - 3.3%
1,280,000	Goodyear Tire & Rubber Co.	B+	10.50%	05/15/2016	05/15/12 @ 108	1,406,400

	Banks - 10.5%
434,000	Ally Financial, Inc.	B+	7.00%	02/01/2012	N/A	438,340
334,000	Ally Financial, Inc.	B+	7.00%	02/01/2012	N/A	336,466
750,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	757,934
550,000	Ally Financial, Inc.	B+	6.63%	05/15/2012	N/A	557,562
1,067,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	1,080,534
1,017,000	Ally Financial, Inc.	B+	6.88%	08/28/2012	N/A	1,042,425
267,000	Regions Financial Corp.	BB	6.38%	05/15/2012	N/A	269,670
						4,482,931

	Chemicals - 1.5%
634,000	Nova Chemicals Corp. (Canada)	BB-	6.50%	01/15/2012	N/A	637,170

	Commercial Services - 1.1%
450,000	Laureate Education, Inc.(a)	CCC+	11.75%	08/15/2017	08/15/12 @ 106	475,875

	Computers - 2.4%
800,000	SunGard Data Systems, Inc.	B	10.63%	05/15/2015	04/01/12 @ 105	852,000
154,000	Unisys Corp.(a)	BB+	12.75%	10/15/2014	10/15/12 @ 106	173,250
						1,025,250

	Diversified Financial Services - 15.9%
1,525,000	Ford Motor Credit Co., LLC	BB-	7.80%	06/01/2012	N/A	1,571,066
2,200,000	Ford Motor Credit Co., LLC	BB-	7.50%	08/01/2012	N/A	2,290,292
200,000	International Lease Finance Corp.	BBB-	4.75%	01/13/2012	N/A	201,000
550,000	International Lease Finance Corp., Series MTN	BBB-	5.40%	02/15/2012	N/A	550,000
500,000	International Lease Finance Corp.	BBB-	5.35%	03/01/2012	N/A	497,500
300,000	International Lease Finance Corp., Series MTN	BBB-	5.30%	05/01/2012	N/A	298,500
250,000	International Lease Finance Corp., Series MTN	BBB-	5.55%	09/05/2012	N/A	247,500
200,000	International Lease Finance Corp.	BBB-	5.00%	09/15/2012	N/A	197,000
200,000	Springleaf Finance Corp., Series MTN	B	5.90%	09/15/2012	N/A	197,000
750,000	Springleaf Finance Corp., Series MTNH	B	5.38%	10/01/2012	N/A	733,125
						6,782,983

	Entertainment - 1.8%
670,000	FireKeepers Development Authority(a)	B+	13.88%	05/01/2015	05/01/12 @ 111	767,150

	Food - 0.6%
200,000	Dole Food Co., Inc.	B+	13.88%	03/15/2014	03/15/12 @ 114	233,500

	Forest Products & Paper - 1.5%
200,000	PE Paper Escrow GmbH (Austria)(a)	BB	12.00%	08/01/2014	08/01/12 @ 106	217,000
374,000	Verso Paper Holdings, LLC	BB-	11.50%	07/01/2014	01/01/12 @ 105	398,310
						615,310

	Health Care Products - 4.7%
1,850,000	Biomet, Inc.	B-	11.63%	10/15/2017	10/15/12 @ 106	1,988,750

	Health Care Services - 6.7%
378,000	HCA, Inc.	B-	6.95%	05/01/2012	N/A	385,560
1,567,000	HCA, Inc.	B-	6.30%	10/01/2012	N/A	1,598,340
825,000	Tenet Healthcare Corp.	BB-	9.00%	05/01/2015	05/01/12 @ 105	878,625
						2,862,525

	Home Builders - 0.6%
250,000	Beazer Homes USA, Inc.	B	12.00%	10/15/2017	10/15/12 @ 106	255,000

	Household Products & Housewares - 2.0%
789,000	ACCO Brands Corp.	BB-	10.63%	03/15/2015	09/15/12 @ 105	866,914

	Iron & Steel - 1.7%
699,000	Steel Dynamics, Inc.	BB+	7.38%	11/01/2012	N/A	718,223

	Leisure Time - 1.1%
400,000	Brunswick Corp.(a)	B+	11.25%	11/01/2016	11/01/13 @ 106	480,500

	Lodging - 3.7%
908,000	MGM Resorts International	CCC+	6.75%	09/01/2012	N/A	914,810
634,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	05/01/2012	N/A	661,737
						1,576,547

	Media - 9.5%
2,499,000	CCH II, LLC	B	13.50%	11/30/2016	11/30/12 @ 107	2,898,840
400,000	CSC Holdings, LLC	BB	6.75%	04/15/2012	N/A	409,000
450,000	Gannett Co., Inc.	B+	6.38%	04/01/2012	N/A	453,375
250,000	Sirius XM Radio, Inc.(a)	BB+	9.75%	09/01/2015	09/01/12 @ 105	274,375
						4,035,590

	Oil & Gas - 1.9%
200,000	OPTI Canada, Inc. (Canada)(a)	D	9.00%	12/15/2012	06/15/12 @ 100	203,500
583,000	Tesoro Corp.	BB+	6.25%	11/01/2012	N/A	609,235
						812,735

	Packaging & Containers - 0.5%
200,000	Pactiv Corp.	B-	5.88%	07/15/2012	N/A	203,500

	Pipelines - 10.1%
2,110,000	Kinder Morgan Kansas, Inc.	BB	6.50%	09/01/2012	N/A	2,194,400
2,050,000	NGPL PipeCo, LLC(a)	BB+	6.51%	12/15/2012	N/A	2,121,803
						4,316,203

	Real Estate Investment Trusts - 0.9%
400,000	iStar Financial, Inc.	B+	5.15%	03/01/2012	N/A	398,000

	Retail - 0.8%
339,000	GameStop Corp. / GameStop, Inc.	BB+	8.00%	10/01/2012	10/01/11 @ 100	340,695

	Telecommunications - 11.2%
432,000	Cricket Communications, Inc.	CCC+	10.00%	07/15/2015	07/15/12 @ 105	448,740
2,789,000	Sprint Capital Corp.	BB-	8.38%	03/15/2012	N/A	2,886,615
1,350,000	Telesat Canada (Canada)	B-	11.00%	11/01/2015	05/01/12 @ 106	1,456,313
						4,791,668

	Textiles - 0.6%
250,000	Mohawk Industries, Inc., Series D	BB+	7.20%	04/15/2012	N/A	256,250

	Total Corporate Bonds - 97.3%
	(Cost $42,032,268)					41,465,885

Number
of Shares	Description					Value
	Exchange Traded Fund - 0.6%
6,770	SPDR Barclays Capital High Yield Bond ETF					$ 262,608
	(Cost $255,226)

	Total Investments - 97.9%
	(Cost $42,287,494)					41,728,493
	Other Assets in excess of Liabilities - 2.1%					902,036
	Net Assets - 100.0%					$42,630,529

LLC - Limited Liability Company
N/A- Not Applicable
GmbH - Limited Liability

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $5,437,203, which represents 12.8% of net assets.

See previously submitted notes to financial statements for the period ended May 31, 2011.

BSJC | Guggenheim BulletShares 2012 High Yield Corporate Bond ETF

Country Allocation***
% Total Investments
United States	92.3%
Canada	7.2%
Austria	0.5%

*** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$42,287,603	$25,618	$(584,728)	$(559,110)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases,sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$41,466	$-	$41,466
Exchange Traded Fund	262	-	-	262
Total	$262	$41,466	$-	$41,728

There were no transfers between levels.

BSJD Guggenheim BulletShares 2013 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

	Principal		Rating			Optional Call
	Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
		Corporate Bonds - 97.0%
		Advertising - 1.2%
	$ 500,000	MDC Partners, Inc. (Canada)	B+	11.00%	11/01/2016	11/01/13 @ 106	$ 540,625

		Aerospace & Defense - 1.4%
	600,000	BE Aerospace, Inc.	BB	8.50%	07/01/2018	07/01/13 @ 104	646,500

		Airlines - 1.0%
	350,000	United Air Lines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/12 @ 107	362,250
	100,000	United Air Lines, Inc.(a)	CCC+	12.00%	11/01/2013	02/01/12 @ 109	104,000
							466,250

		Auto Parts & Equipment - 0.2%
	100,000	TRW Automotive, Inc.(a)	BB+	8.88%	12/01/2017	12/01/13 @ 104	109,500

		Banks - 1.4%
	600,000	Ally Financial, Inc.	B+	7.50%	12/31/2013	N/A	621,000

		Chemicals - 8.8%
	500,000	Ashland, Inc.	BB	9.13%	06/01/2017	06/01/13 @ 105	562,500
	2,700,000	Lyondell Chemical Co.	BB-	11.00%	05/01/2018	05/01/13 @ 100	3,027,375
	350,000	Solutia, Inc.	BB-	8.75%	11/01/2017	11/01/13 @ 104	373,625
							3,963,500

		Coal - 4.2%
	1,200,000	Arch Coal, Inc.	B+	8.75%	08/01/2016	08/01/13 @ 104	1,299,000
	600,000	Arch Western Finance, LLC	BB-	6.75%	07/01/2013	10/03/11 @ 100	601,500
							1,900,500

		Commercial Services - 2.4%
	200,000	PHH Corp.	BB+	7.13%	03/01/2013	N/A	201,500
	250,000	RSC Equipment Rental, Inc./RSC Holdings III, LLC(a)	BB-	10.00%	07/15/2017	07/15/13 @ 105	270,000
	550,000	United Rentals North America, Inc.	B	10.88%	06/15/2016	06/15/13 @ 105	605,000
							1,076,500

		Diversified Financial Services - 10.4%
	2,200,000	Ford Motor Credit Co., LLC	BB-	7.00%	10/01/2013	N/A	2,353,036
	300,000	International Lease Finance Corp., Series MTN	BBB-	5.25%	01/10/2013	N/A	294,000
	650,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	645,125
	300,000	International Lease Finance Corp.	BBB-	5.88%	05/01/2013	N/A	292,500
	660,000	International Lease Finance Corp., Series MTN	BBB-	5.63%	09/20/2013	N/A	640,200
	450,000	International Lease Finance Corp., Series MTN	BBB-	6.63%	11/15/2013	N/A	441,000
							4,665,861

		Entertainment - 0.5%
	100,000	CCM Merger, Inc.(a)	CCC+	8.00%	08/01/2013	10/03/11 @ 100	97,500
	100,000	Yonkers Racing Corp.(a)	B+	11.38%	07/15/2016	07/15/13 @ 106	105,000
							202,500

		Food - 0.1%
	54,000	Smithfield Foods, Inc., Series B	B+	7.75%	05/15/2013	N/A	56,700

		Forest Products & Paper - 0.5%
	200,000	Boise Paper Holdings, LLC / Boise Finance Co.	BB	9.00%	11/01/2017	11/01/13 @ 105	213,500

		Health Care Services - 3.0%
	650,000	HCA, Inc.	B-	6.25%	02/15/2013	N/A	664,625
	350,000	HCA, Inc.	B-	6.75%	07/15/2013	N/A	358,750
	300,000	HCA, Inc.	BB-	9.88%	02/15/2017	02/15/13 @ 105	330,000
							1,353,375

		Holding Companies-Diversified - 0.8%
	325,000	Leucadia National Corp.	BB+	7.00%	08/15/2013	N/A	346,125

		Household Products & Housewares - 0.7%
	300,000	Jarden Corp.	BB-	8.00%	05/01/2016	05/01/13 @ 104	321,375

		Internet - 0.7%
	300,000	NetFlix, Inc.	BB+	8.50%	11/15/2017	11/15/13 @ 104	331,500

		Iron & Steel - 0.6%
	250,000	U.S. Steel Corp.	BB	5.65%	06/01/2013	N/A	257,500

		Leisure Time - 0.6%
	250,000	NCL Corp. Ltd. (Bermuda)	BB	11.75%	11/15/2016	11/15/13 @ 106	281,250

		Lodging - 11.2%
	1,900,000	Caesars Entertainment Operating Co., Inc.	B	11.25%	06/01/2017	06/01/13 @ 106	2,056,750
	500,000	MGM Resorts International	CCC+	6.75%	04/01/2013	N/A	498,125
	735,000	MGM Resorts International	B	13.00%	11/15/2013	N/A	846,169
	950,000	MGM Resorts International	B	11.13%	11/15/2017	05/15/13 @ 106	1,064,000
	550,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	6.25%	02/15/2013	N/A	570,625
							5,035,669

		Machinery-Construction & Mining - 0.3%
	100,000	Terex Corp.	BB-	10.88%	06/01/2016	06/01/13 @ 105	111,750

		Machinery-Diversified - 3.1%
	1,300,000	Case New Holland, Inc.	BB+	7.75%	09/01/2013	N/A	1,374,750

		Media - 4.4%
	600,000	DISH DBS Corp.	BB-	7.00%	10/01/2013	N/A	632,250
	300,000	Liberty Media, LLC	BB-	5.70%	05/15/2013	N/A	308,250
	100,000	LIN Television Corp.	B-	6.50%	05/15/2013	10/03/11 @ 100	97,500
	250,000	Nielsen Finance, LLC / Nielsen Finance Co.	B+	11.50%	05/01/2016	05/01/13 @ 106	285,625
	600,000	Videotron LTEE (Canada)	BB	9.13%	04/15/2018	04/15/13 @ 105	658,500
							1,982,125

		Oil & Gas - 5.1%
	200,000	Bill Barrett Corp.	BB-	9.88%	07/15/2016	07/15/13 @ 105	220,500
	350,000	Chesapeake Energy Corp.	BB+	7.63%	07/15/2013	N/A	377,125
	275,000	Denbury Resources, Inc.	BB-	9.75%	03/01/2016	03/01/13 @ 105	303,187
	300,000	Penn Virginia Corp.	BB-	10.38%	06/15/2016	06/15/13 @ 105	328,500
	450,000	Plains Exploration & Production Co.	BB-	10.00%	03/01/2016	03/01/13 @ 105	499,500
	525,000	Quicksilver Resources, Inc.	B	11.75%	01/01/2016	07/01/13 @ 106	581,438
							2,310,250

		Packaging & Containers - 2.0%
	250,000	Crown Americas, LLC / Crown Americas Capital Corp. II	BB	7.63%	05/15/2017	05/15/13 @ 104	268,125
	100,000	Graphic Packaging International, Inc.	BB-	9.50%	06/15/2017	06/15/13 @ 105	109,250
	500,000	Solo Cup Co. / Solo Cup Operating Corp.	B	10.50%	11/01/2013	05/01/12 @ 100	512,500
							889,875

		Pharmaceuticals - 1.7%
	750,000	Elan Finance PLC / Elan Finance Corp. (Ireland)	B	8.88%	12/01/2013	12/01/11 @ 102	780,938

		Real Estate - 1.0%
	400,000	CB Richard Ellis Services, Inc.	B+	11.63%	06/15/2017	06/15/13 @ 106	456,000

		Real Estate Investment Trusts - 2.7%
	550,000	DuPont Fabros Technology, LP	BB	8.50%	12/15/2017	12/15/13 @ 104	583,000
	300,000	Host Hotels & Resorts, LP	BB+	9.00%	05/15/2017	05/15/13 @ 105	330,000
	200,000	iStar Financial, Inc.	B+	8.63%	06/01/2013	N/A	196,000
	100,000	iStar Financial, Inc., Series B	B+	5.95%	10/15/2013	N/A	87,500
							1,196,500

		Retail - 5.6%
	100,000	Ferrellgas, LP / Ferrellgas Finance Corp.	B+	9.13%	10/01/2017	10/01/13 @ 105	103,000
	200,000	Office Depot, Inc.	CCC+	6.25%	08/15/2013	N/A	201,000
	350,000	Rite AID Corp.	B+	9.75%	06/12/2016	06/12/13 @ 105	377,563
	1,200,000	Toys "R" US Property Co. I, LLC	B+	10.75%	07/15/2017	07/15/13 @ 105	1,302,000
	500,000	Toys "R" US, Inc.	CCC+	7.88%	04/15/2013	N/A	511,250
							2,494,813

		Savings & Loans - 0.2%
	100,000	AmSouth Bank, Series AI	BB+	4.85%	04/01/2013	N/A	94,500

		Software - 1.3%
	550,000	Fidelity National Information Services, Inc.	BB-	7.63%	07/15/2017	07/15/13 @ 106	574,750

		Telecommunications - 18.2%
	650,000	Crown Castle International Corp.	B-	9.00%	01/15/2015	01/15/13 @ 106	703,625
	600,000	Frontier Communications Corp.	BB	6.25%	01/15/2013	N/A	616,500
	100,000	GeoEye, Inc.	BB-	9.63%	10/01/2015	10/01/13 @ 105	112,250
	1,300,000	Nextel Communications, Inc., Series E	BB-	6.88%	10/31/2013	10/31/11 @ 100	1,298,375
	600,000	NII Capital Corp.	B+	10.00%	08/15/2016	08/15/13 @ 105	678,000
	300,000	Telesat Canada / Telesat, LLC (Canada)	B-	12.50%	11/01/2017	05/01/13 @ 106	343,500
	1,100,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	BB-	9.50%	08/15/2016	08/15/13 @ 105	1,218,250
	1,600,000	Wind Acquisition Finance SA (Luxembourg)(a)	BB-	11.75%	07/15/2017	07/15/13 @ 106	1,668,000
	871,437	Wind Acquisition Holdings Finance SA (Luxembourg)(a)	B	12.25%	07/15/2017	07/15/13 @ 106	875,794
	650,000	Windstream Corp.	B+	8.13%	08/01/2013	N/A	693,875
							8,208,169

		Transportation - 1.7%
	700,000	RailAmerica, Inc.	BB+	9.25%	07/01/2017	07/01/13 @ 105	759,500

		Total Corporate Bonds - 97.0%
		(Cost $44,326,003)					43,623,650

	Number
	of Shares	Description					Value
		Exchange Traded Fund - 0.7%
	8,380	SPDR Barclays Capital High Yield Bond ETF					$325,060
		(Cost $317,672)

		Total Investments - 97.7%
		(Cost $44,643,675)					$ 43,948,710
		Other Assets in excess of Liabilities - 2.3%					1,040,185
		Net Assets - 100.0%					$ 44,988,895

LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SA - Corporation

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $3,592,044, which represents 8.0% of net assets.

See previously submitted notes to financial statements for the period ended May 31, 2011.

BSJD | Guggenheim BulletShares 2013 High Yield Corporate Bond ETF

Country Allocation***
United States	85.5%
Luxembourg	5.8%
Canada	3.5%
United Kingdom	2.8%
Ireland	1.8%
Bermuda	0.6%
*** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$44,643,675	$69,059	$(764,024)	$(694,965)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	43,624	$-	$43,624
Exchange Traded Fund	325	-	-	325
Total	$325	$43,624	$-	$43,949

There were no transfers between levels.

BSJE Guggenheim BulletShares 2014 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal
Amount	Description	Rating (S&P)*	Coupon	Value
	Corporate Bonds - 96.2%
	Advertising - 1.1%
$ 300,000	Lamar Media Corp.	BB	9.75%	$ 336,000

	Aerospace & Defense - 1.4%
400,000	Triumph Group, Inc.	B+	8.63%	428,000

	Airlines - 1.0%
300,000	Delta Air Lines, Inc.(a)	BB-	9.50%	309,000

	Auto Parts & Equipment - 1.4%
300,000	Affinia Group, Inc.	CCC+	9.00%	295,500
100,000	TRW Automotive, Inc.(a)	BB+	7.00%	109,500
				405,000

	Banks - 9.5%
550,000	Ally Financial, Inc.	B+	4.50%	530,750
250,000	Ally Financial, Inc.	B+	6.75%	248,646
350,000	Ally Financial, Inc., Series 8	B+	6.75%	352,625
975,000	CIT Group, Inc.(a)	B+	5.25%	948,188
752,857	CIT Group, Inc.	B+	7.00%	757,562
				2,837,771

	Beverages - 1.5%
400,000	Constellation Brands, Inc.	BB+	8.38%	446,000

	Chemicals - 0.9%
250,000	Nova Chemicals Corp. (Canada)	BB-	8.63%	274,688

	Coal - 4.0%
250,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.	BB-	8.50%	256,875
875,000	Consol Energy, Inc.	BB	8.00%	935,156
				1,192,031

	Commercial Services - 1.9%
50,000	Hertz Corp.	B-	8.88%	50,875
100,000	RSC Equipment Rental, Inc./RSC Holdings III, LLC	B-	9.50%	100,500
400,000	United Rentals North America, Inc.	B	9.25%	419,000
				570,375

	Computers - 1.7%
500,000	Stream Global Services Inc.	B+	11.25%	515,000

	Diversified Financial Services - 4.7%
250,000	Aircastle Ltd. (Bermuda)	BB+	9.75%	264,375
600,000	Ford Motor Credit Co., LLC	BB-	8.00%	649,238
450,000	Ford Motor Credit Co., LLC	BB-	8.70%	499,743
				1,413,356

	Electric - 2.0%
465,000	AES Corp.	BB-	7.75%	494,062
100,000	CMS Energy Corp.	BB+	2.75%	99,687
				593,749

	Electronics - 1.2%
350,000	NXP BV / NXP Funding, LLC (Netherlands)(a)	B+	9.75%	370,125

	Entertainment - 3.5%
300,000	AMC Entertainment, Inc.	CCC+	8.00%	292,500
371,000	American Casino & Entertainment Properties, LLC	B+	11.00%	372,855
100,000	Isle of Capri Casinos, Inc.	CCC+	7.00%	96,750
250,000	Penn National Gaming, Inc.	BB-	8.75%	266,875
				1,028,980

	Food - 6.6%
300,000	JBS USA LLC/JBS USA Finance, Inc.	BB	11.63%	334,500
1,104,000	Smithfield Foods, Inc.	BB	10.00%	1,253,040
250,000	TreeHouse Foods, Inc.	BB-	7.75%	262,188
100,000	Tyson Foods, Inc.	BBB-	10.50%	117,000
				1,966,728

	Health Care Products - 1.1%
300,000	DJO Finance, LLC / DJO Finance Corp.	B-	10.88%	311,625

	Health Care Services - 11.3%
250,000	Apria Healthcare Group, Inc.	BB+	11.25%	247,500
300,000	Apria Healthcare Group, Inc.	BB-	12.38%	288,375
300,000	Gentiva Health Services, Inc.	CCC+	11.50%	270,000
200,000	HCA, Inc.	B-	5.75%	199,000
900,000	HCA, Inc.	BB	8.50%	985,500
800,000	Tenet Healthcare Corp.	BB-	10.00%	884,000
450,000	Tenet Healthcare Corp.	BB-	8.88%	479,250
				3,353,625

	Household Products & Housewares - 0.9%
250,000	Spectrum Brands Holdings, Inc.	B	9.50%	272,500

	Leisure Time - 1.2%
400,000	Travelport, LLC	CCC+	9.88%	343,000

	Lodging - 6.4%
450,000	MGM Resorts International	CCC+	5.88%	432,000
800,000	MGM Resorts International	B	10.38%	882,000
200,000	MGM Resorts International	B	9.00%	214,500
350,000	Starwood Hotels & Resorts Worldwide, Inc.	BB+	7.88%	386,750
				1,915,250

	Media - 5.9%
500,000	CSC Holdings, LLC	BB	8.50%	543,750
650,000	DISH DBS Corp.	BB-	6.63%	672,750
152,000	Videotron Ltee (Canada)	BB	6.88%	153,900
350,000	XM Satellite Radio, Inc.(a)	BB-	13.00%	394,625
				1,765,025

	Mining - 1.7%
500,000	Vedanta Resources PLC (United Kingdom)(a)	BB	8.75%	507,500

	Miscellaneous Manufacturing - 3.6%
1,000,000	SPX Corp.	BB+	7.63%	1,082,500

	Oil & Gas - 5.5%
400,000	Berry Petroleum Co.	BB-	10.25%	450,000
374,000	Forest Oil Corp.	B	8.50%	402,050
250,000	McMoRan Exploration Co.	B	11.88%	266,250
250,000	Newfield Exploration Co.	BB+	6.63%	253,125
100,000	Petrohawk Energy Corp.	BBB+	10.50%	113,500
140,000	Tesoro Corp.	BB+	9.75%	153,300
				1,638,225

	Oil & Gas Services - 0.8%
240,000	Seitel, Inc.	B-	9.75%	227,400

	Packaging & Containers - 0.9%
250,000	Graham Packaging Co., LP/GPC Capital Corp. I	CCC+	9.88%	255,000

	Real Estate - 0.4%
100,000	Atlantic Finance Ltd. (Jersey)(a)	B	10.75%	108,416

	Real Estate Investment Trusts - 1.0%
300,000	Host Hotels & Resorts, LP	BB+	6.88%	307,875

	Retail - 1.9%
250,000	Bon-Ton Department Stores, Inc.	B-	10.25%	226,875
234,000	CKE Restaurants, Inc.	B-	11.38%	250,087
100,000	Sally Holdings, LLC/Sally Capital, Inc.	BB	9.25%	103,500
				580,462

	Semiconductors - 1.8%
166,000	Freescale Semiconductor, Inc.	CCC+	8.88%	172,640
331,000	Freescale Semiconductor, Inc.(a)	B	10.13%	360,790
				533,430

	Telecommunications - 9.4%
1,300,000	Frontier Communications Corp.	BB	8.25%	1,394,250
567,000	Level 3 Financing, Inc.	CCC	9.25%	576,923
500,000	Nextel Communications, Inc., Series C	BB-	5.95%	492,500
300,000	Virgin Media Finance PLC (United Kingdom)	BB-	8.38%	324,750
				2,788,423

	Total Corporate Bonds - 96.2%
	(Cost $29,290,076)			28,677,059

Number
of Shares	Description			Value
	Exchange Traded Fund - 1.3%
10,100	SPDR Barclays Capital High Yield Bond ETF			$ 391,779
	(Cost $381,359)

	Total Investments - 97.5%
	(Cost $29,671,435)			29,068,838
	Other Assets in excess of Liabilities - 2.5%			748,504
	Net Assets - 100.0%			$ 29,817,342

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $3,108,143, which represents 10.4% of net assets.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Country Allocation***
United States	93.1%
United Kingdom	2.8%
Canada	1.5%
Netherlands	1.3%
Bermuda	0.9%
Jersey	0.4%

*** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$29,672,208	$34,703	$(638,073)	$(603,370)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Corporate Bonds	$–	$28,677	$–	$28,677
Exchange Traded Funds	$392	$–	$–	$392
Total	$392	$28,677	$–	$29,069

There were no transfers between levels.

BSJF Guggenheim BulletShares 2015 High Yield Corporate Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

	Principal		Rating			Optional Call
	Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value
		Corporate Bonds - 96.7%
		Advertising - 0.5%
	$ 100,000	Lamar Media Corp.	B+	6.63%	08/15/2015	08/15/12 @ 101	$ 100,000

		Aerospace & Defense - 3.0%
	200,000	L-3 Communications Corp., Series B	BB+	6.38%	10/15/2015	10/15/11 @ 102	204,000
	450,000	Sequa Corp.(a)	CCC	11.75%	12/01/2015	12/01/11 @ 106	470,250
							674,250

		Airlines - 2.2%
	400,000	Continental Airlines, Inc.(a)	BB-	6.75%	09/15/2015	09/15/12 @ 105	392,000
	95,000	Delta Air Lines, Inc.(a)	B	12.25%	03/15/2015	03/15/12 @ 109	100,937
							492,937

		Apparel - 0.4%
	100,000	Quiksilver, Inc.	CCC+	6.88%	04/15/2015	04/15/12 @ 101	94,250

		Auto Parts & Equipment - 1.0%
	200,000	Allison Transmission, Inc.(a)	CCC+	11.00%	11/01/2015	11/01/12 @ 103	211,500

		Banks - 5.7%
	350,000	Ally Financial, Inc.	B+	8.30%	02/12/2015	N/A	368,375
	915,000	CIT Group, Inc.	B+	7.00%	05/01/2015	01/01/12 @ 100	911,569
							1,279,944

		Coal - 3.3%
	500,000	Consol Energy, Inc.	BB	8.25%	04/01/2020	04/01/15 @ 104	540,000
	200,000	Murray Energy Corp.(a)	B	10.25%	10/15/2015	12/15/12 @ 105	198,000
							738,000

		Commercial Services - 5.3%
	1,050,000	ARAMARK Corp.	B	8.50%	02/01/2015	02/01/12 @ 102	1,089,375
	100,000	Ceridian Corp.	CCC	11.25%	11/15/2015	11/15/12 @ 103	93,750
							1,183,125

		Computers - 1.1%
	250,000	SunGard Data Systems, Inc.	B-	10.25%	08/15/2015	08/15/12 @ 102	255,625

		Diversified Financial Services - 15.3%
	850,000	E*Trade Financial Corp.	B-	7.88%	12/01/2015	12/01/11 @ 103	841,500
	600,000	Ford Motor Credit Co., LLC	BB-	7.00%	04/15/2015	N/A	642,000
	350,000	Ford Motor Credit Co., LLC	BB-	12.00%	05/15/2015	N/A	422,793
	500,000	Ford Motor Credit Co., LLC	BB-	5.63%	09/15/2015	N/A	513,530
	400,000	International Lease Finance Corp.	BBB-	8.63%	09/15/2015	N/A	409,500
	300,000	Nuveen Investments, Inc.	CCC	10.50%	11/15/2015	11/15/12 @ 103	291,000
	200,000	Pinnacle Foods Finance, LLC / Pinnacle Foods Finance Corp.	CCC+	9.25%	04/01/2015	04/01/12 @ 102	204,500
	100,000	Springleaf Finance Corp., Series MTNI	B	5.40%	12/01/2015	N/A	85,500
							3,410,323

		Electric - 3.8%
	800,000	AES Corp.	BB-	7.75%	10/15/2015	N/A	844,000

		Electronics - 0.5%
	100,000	NXP BV / NXP Funding, LLC, Series EXCH (Netherlands)	B	9.50%	10/15/2015	10/15/12 @ 103	105,500

		Entertainment - 0.5%
	100,000	Pinnacle Entertainment, Inc.	B	7.50%	06/15/2015	06/15/12 @ 102	100,250

		Health Care Products - 1.6%
	350,000	Bausch & Lomb, Inc.	B	9.88%	11/01/2015	11/01/12 @ 102	364,875

		Health Care Services - 4.3%
	700,000	Community Health Systems, Inc.	B	8.88%	07/15/2015	07/15/12 @ 102	711,375
	100,000	HCA, Inc.	B-	6.38%	01/15/2015	N/A	98,750
	53,000	Select Medical Corp.	CCC+	7.63%	02/01/2015	02/01/12 @ 101	49,025
	100,000	Tenet Healthcare Corp.	CCC+	9.25%	02/01/2015	N/A	106,500
							965,650

		Holding Companies-Diversified - 0.5%
	100,000	Leucadia National Corp.	BB+	8.13%	09/15/2015	N/A	107,875

		Home Builders - 1.6%
	200,000	KB Home	B+	6.25%	06/15/2015	N/A	173,250
	200,000	Lennar Corp., Series B	B+	5.60%	05/31/2015	N/A	188,000
							361,250

		Insurance - 0.7%
	80,000	HUB International Holdings, Inc.(a)	CCC+	10.25%	06/15/2015	06/15/12 @ 103	76,200
	100,000	MGIC Investment Corp.	CCC+	5.38%	11/01/2015	N/A	68,500
							144,700

		Internet - 1.3%
	300,000	GXS Worldwide, Inc.	B	9.75%	06/15/2015	06/15/12 @ 105	295,500

		Iron & Steel - 5.4%
	100,000	Edgen Murray Corp.	B-	12.25%	01/15/2015	01/15/13 @ 106	95,750
	200,000	Ryerson, Inc.	CCC+	12.00%	11/01/2015	11/01/12 @ 103	206,250
	400,000	Steel Dynamics, Inc.	BB+	6.75%	04/01/2015	04/01/12 @ 102	403,000
	500,000	Tube City IMS Corp.	B-	9.75%	02/01/2015	02/01/12 @ 102	501,250
							1,206,250

		Lodging - 4.2%
	200,000	Marina District Finance Co., Inc.	BB-	9.50%	10/15/2015	10/15/13 @ 105	195,000
	700,000	MGM Resorts International	CCC+	6.63%	07/15/2015	N/A	633,500
	100,000	Sheraton Holding Corp.	BB+	7.38%	11/15/2015	N/A	111,000
							939,500

		Media - 4.9%
	575,000	CSC Holdings, LLC	BB	8.50%	06/15/2015	06/15/12 @ 104	618,125
	200,000	DISH DBS Corp.	BB-	7.75%	05/31/2015	N/A	212,000
	50,000	MediaCom Broadband, LLC / MediaCom Broadband Corp.	B-	8.50%	10/15/2015	10/15/11 @ 103	50,750
	200,000	Sirius XM Radio, Inc.(a)	BB-	8.75%	04/01/2015	N/A	218,000
							1,098,875

		Mining - 2.8%
	600,000	Novelis, Inc. (Canada)	B	8.75%	12/15/2020	12/15/15 @ 104	634,500

		Office & Business Equipment - 0.9%
	200,000	CDW, LLC / CDW Finance Corp.	CCC+	11.00%	10/12/2015	10/15/12 @ 103	205,000

		Oil & Gas - 7.9%
	300,000	ATP Oil & Gas Corp.	CCC-	11.88%	05/01/2015	05/01/13 @ 112	263,250
	400,000	Chesapeake Energy Corp.	BB+	9.50%	02/15/2015	N/A	454,000
	350,000	Petrohawk Energy Corp.	BBB+	7.88%	06/01/2015	06/01/12 @ 104	379,750
	100,000	Plains Exploration & Production Co.	BB-	7.75%	06/15/2015	06/15/12 @ 102	103,500
	200,000	Quicksilver Resources, Inc.	B	8.25%	08/01/2015	08/01/12 @ 104	201,000
	350,000	Tesoro Corp.	BB+	6.63%	11/01/2015	11/01/11 @ 102	358,750
							1,760,250

		Packaging & Containers - 1.4%
	300,000	Berry Plastics Corp.	B	8.25%	11/15/2015	11/15/12 @ 104	310,500

		Pharmaceuticals - 1.2%
	250,000	Omnicare, Inc.	BB	6.88%	12/15/2015	12/15/11 @ 102	256,250

		Real Estate Investment Trusts - 1.4%
	300,000	Host Hotels & Resorts, LP, Series O	BB+	6.38%	03/15/2015	03/15/12 @ 101	306,000

		Retail - 3.5%
	200,000	Landry's Restaurants, Inc.	B	11.63%	12/01/2015	12/01/12 @ 106	211,500
	200,000	Neiman Marcus Group, Inc.	B-	10.38%	10/15/2015	10/15/11 @ 103	204,750
	100,000	Rite AID Corp.	CCC	8.63%	03/01/2015	03/01/12 @ 102	91,500
	300,000	Rite AID Corp.	CCC	9.38%	12/15/2015	06/15/12 @ 102	268,500
							776,250

		Software - 2.1%
	200,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/12 @ 102	184,000
	300,000	First Data Corp.	B-	9.88%	09/24/2015	09/30/12 @ 102	273,750
							457,750

		Telecommunications - 7.0%
	350,000	Avaya, Inc.	CCC+	9.75%	11/01/2015	11/01/12 @ 102	299,250
	200,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	189,000
	500,000	Clearwire Communications, LLC/Clearwire Finance, Inc.(a)	CCC+	12.00%	12/01/2015	12/01/12 @ 106	475,000
	600,000	Nextel Communications, Inc., Series D	BB-	7.38%	08/01/2015	N/A	591,000
							1,554,250

		Transportation - 1.4%
	300,000	Kansas City Southern Railway	BB	8.00%	06/01/2015	06/01/12 @ 104	320,250

		Total Corporate Bonds - 96.7%
		(Cost $22,210,308)					21,555,179

	Number
	of Shares	Description					Value
		Exchange Traded Fund - 1.1%
	6,120	SPDR Barclays Capital High Yield Bond ETF					$237,395
		(Cost $231,893)

		Total Investments - 97.8%
		(Cost $22,442,201)					$ 21,792,574
		Other Assets in excess of Liabilities - 2.2%					493,298
		Net Assets - 100.0%					$ 22,285,872

BV - Limited Liability Company
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $2,330,887, which represents 10.5% of net assets.

See previously submitted notes to financial statements for the period ended May 31, 2011.

BSJF | Guggenheim BulletShares 2015 High Yield Corporate Bond ETF

Country Allocation***
United States	96.6%
Canada	2.9%
Netherlands	0.5%
*** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$22,444,377	$64,260	$(716,063)	$(651,803)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	21,555	$-	$21,555
Exchange Traded Fund	238	-	-	238
Total	$238	$21,555	$-	$21,793

There were no transfers between levels.

GIY Guggenheim Enhanced Core Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity	Value
	Long-Term Investments - 65.1%
	Corporate Bonds - 19.7%
	Banks - 5.6%
$ 40,000	Bank of America Corp.	A	7.63%	06/01/2019	$ 45,252
50,000	Citigroup, Inc.	A	8.13%	07/15/2039	60,405
50,000	City National Corp.	BBB+	5.25%	09/15/2020	51,099
50,000	Goldman Sachs Group, Inc.	A	5.38%	03/15/2020	50,888
40,000	JPMorgan Chase & Co.	A+	4.75%	03/01/2015	42,535
50,000	Morgan Stanley	A	7.30%	05/13/2019	55,923
					306,102

	Biotechnology - 0.9%
40,000	Biogen IDEC, Inc.	BBB+	6.88%	03/01/2018	48,823

	Building Materials - 0.8%
40,000	Owens Corning	BBB-	6.50%	12/01/2016	42,867

	Diversified Financial Services - 0.8%
40,000	American Express Co.	BBB+	7.25%	05/20/2014	45,695

	Electric - 1.0%
50,000	Constellation Energy Group, Inc.	BBB-	4.55%	06/15/2015	53,430

	Insurance - 5.7%
50,000	ACE INA Holdings, Inc.	A	2.60%	11/23/2015	50,865
40,000	American Financial Group, Inc.	BBB+	9.88%	06/15/2019	50,379
50,000	Axis Specialty Finance, LLC	A-	5.88%	06/01/2020	53,225
50,000	Chubb Corp.	A+	5.75%	05/15/2018	58,559
50,000	PartnerRe Finance, LLC	A	6.88%	06/01/2018	55,467
40,000	Willis North America, Inc.	BBB-	6.20%	03/28/2017	44,184
					312,679

	Media - 1.9%
40,000	CBS Corp.	BBB-	8.88%	05/15/2019	51,736
50,000	Time Warner, Inc.	BBB	4.75%	03/29/2021	53,799
					105,535

	Oil & Gas - 0.9%
40,000	EQT Corp.	BBB	8.13%	06/01/2019	49,395

	Pipelines - 1.2%
50,000	Oneok, Inc.	BBB	5.20%	06/15/2015	55,254
6,000	Williams Cos., Inc.	BB+	8.75%	03/15/2032	7,807
					63,061

	Retail - 0.9%
40,000	Macy's Retail Holdings, Inc.	BBB-	8.13%	07/15/2015	47,289

	Total Corporate Bonds - 19.7%
	(Cost $1,072,749)				1,074,876

	Mortgage Backed Securities - 27.2%
$ 1,400,000	Freddie Mac(a)	AA+	4.50%	TBA	$1,474,594
	(Cost $1,475,250)

	US Government Agency Securities - 8.9%
5,000	Federal Home Loan Banks	AA+	3.13%	12/13/2013	5,310
400,000	Freddie Mac	AA+	5.25%	04/18/2016	475,668
	(Cost $467,998)				480,978

	US Treasury Securities - 9.3%
200,000	U.S. Treasury Note/Bond	NR	6.00%	02/15/2026	274,969
200,000	U.S. Treasury Note/Bond	NR	4.38%	05/15/2040	228,907
	(Cost $458,648)				503,876

	Total Long-Term Investments - 65.1%
	(Cost $3,474,645)				3,534,324

	Short-Term Investments - 61.4%
Number
of Shares	Description				Value
	Money Market Fund - 61.4%
3,335,102	Dreyfus Treasury Prime Cash Management Institutional Shares (b)				$ 3,335,102
	(Cost $3,335,102)

	Total Investments - 126.5%
	(Cost $6,809,747)				6,869,426
	Liabilities in excess of Other Assets - (26.5%)				(1,439,729)
	Net Assets - 100.0%				$ 5,429,697

LLC - Limited Liability Company
NR - Not Rated

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  Although not rated, U.S. Treasury Securities have an implied rating of AA+/Aaa.   The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

(a)	TBA (to be announced) transaction. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date.
(b)	All or a portion of this security is segregated as collateral for TBA transaction.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

See previously submitted notes to financial statements for the period ended May 31, 2011.

GIY | Guggenheim Enhanced Core Bond ETF

Country Allocation**
United States	100.0%

** Subject to change daily. Based on total long-term investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$6,811,004	$68,960	$(10,538)	$58,422

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standards Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$1,075	$-	$1,075
Mortgage Backed Securities	-	1,474	-	1,474
US Government Agency Securities	-	481	-	481
US Treasury Securities	-	504	-	504
Money Market Fund	3,335	-	-	3,335
Total	$3,335	$3,534	$-	$6,869

There were no transfers between levels.

GSY Guggenheim Enhanced Ultra-Short Bond ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Principal		Rating			Optional Call
Amount	Description	(S&P)*	Coupon	Maturity	Provisions**	Value

	Corporate Bonds - 23.3%
	Airlines - 0.3%
$ 40,000	United Airlines, Inc.(a)	BB-	9.88%	08/01/2013	02/01/12 @ 107	$ 41,400

	Banks - 6.2%
40,000	CIT Group, Inc.	B+	7.00%	05/01/2015	01/01/12 @ 100	39,850
300,000	Fifth Third Bank, Series BKNT(b)	BBB+	0.40%	05/17/2013	N/A	293,615
300,000	JPMorgan Chase & Co., Series 3(b)	A+	1.00%	09/30/2013	N/A	300,119
300,000	Wachovia Corp., Series MTN(b)	AA-	0.44%	08/01/2013	N/A	297,779
						931,363

	Beverages - 3.3%
500,000	Anheuser - Busch InBev Worldwide, Inc.(b)	A-	0.61%	07/14/2014	N/A	501,234

	Diversified Financial Services - 6.4%
400,000	American Express Credit Co.(b)	BBB+	1.10%	06/24/2014	N/A	394,844
24,000	Credit Suisse USA, Inc.	A+	6.50%	01/15/2012	N/A	24,494
500,000	General Electric Capital Corp., Series MTN(b)	AA+	0.88%	04/07/2014	N/A	493,142
50,000	International Lease Finance Corp.	BBB-	6.38%	03/25/2013	N/A	49,625
						962,105

	Insurance - 6.1%
500,000	Berkshire Hathaway, Inc., Series FRN(b)	AA+	0.99%	08/15/2014	N/A	501,853
400,000	MetLife, Inc.(b)	A-	1.52%	08/06/2013	N/A	402,842
						904,695

	Oil & Gas - 0.7%
100,000	Devon Financing Corp. ULC (Canada)	BBB+	6.88%	09/30/2011	N/A	100,406

	Telecommunications - 0.3%
40,000	Nextel Communications, Inc., Series E	BB-	6.88%	10/31/2013	10/31/11 @ 100	39,950

	Total Corporate Bonds - 23.3%
	(Cost $3,499,025)					3,481,153

	Asset Backed Securities - 6.7%
	Collateralized Debt Obligation - 2.4%
316,449	Putnam Structured Product CDO (Cayman Islands)(a) (b)	AA	0.81%	02/25/2032	N/A	287,807
66,634	Saturn Ventures Ltd. (Cayman Islands)(a) (b)	AA	0.76%	11/03/2038	N/A	64,377
						352,184

	Collateralized Loan Obligation - 4.3%
235,506	Global Leveraged Capital Credit Opportunity Fund (Cayman Islands)(a) (b)	AA+	0.55%	12/20/2018	N/A	216,107
250,000	ICE EM CLO (Ireland)(a) (b)	AAA	0.80%	08/15/2022	N/A	220,497
250,000	Telos CLO Ltd. (Cayman Islands)(a) (b)	AA+	0.65%	10/11/2021	N/A	203,920
						640,524

	Total Asset Backed Securities - 6.7%
	(Cost $1,001,011)					992,708

	Collateralized Mortgage Obligation - 2.0%
	Commercial Mortgage Backed Security - Traditional - 2.0%
300,000	GS Mortgage Securities Corp. II(a) (b)	AAA	1.32%	03/06/2020	N/A	297,543
	(Cost $295,262)

	US Government Agency Securities - 8.7%
500,000	Fannie Mae Discount Notes	NR	0.07%	09/13/2011	N/A	499,998
500,000	Freddie Mac Discount Notes, Series RB	AA+	0.07%	09/13/2011	N/A	499,999
300,000	Freddie Mac	AA+	4.00%	07/26/2021	01/26/12 @ 100	302,821
	(Cost $1,299,976)					1,302,818

Number
of Shares	Description					Value
	Exchange Traded Funds - 6.8%
27,600	Guggenheim Bulletshares 2012 Corporate Bond ETF (c)					568,284
17,900	Guggenheim Bulletshares 2012 High Yield Corporate Bond ETF					452,870
	(Cost $1,025,600)					1,021,154

Principal		Rating
Amount	Description	(S&P)*	Coupon	Maturity		Value
	Commercial Paper - 40.9%
$ 500,000	BAE Systems Holdings, Inc.	A2	0.32%	09/19/2011	N/A	499,905
457,000	Comcast Corp.	A2	0.40%	10/14/2011	N/A	456,808
500,000	Deutsche Telekom AG	A2	0.40%	09/13/2011	N/A	499,950
400,000	Devon Energy Corp.	A2	0.18%	09/02/2011	N/A	399,996
500,000	Diageo Capital PLC	A2	0.37%	09/06/2011	N/A	499,980
300,000	Dow Chemical Co.	A2	0.40%	09/01/2011	N/A	299,997
500,000	DTE Energy Co.	A2	0.42%	09/16/2011	N/A	499,940
500,000	General Mills, Inc.	A2	0.23%	09/20/2011	N/A	499,925
450,000	Kellogg Co.	A2	0.20%	09/19/2011	N/A	449,933
500,000	Kraft Foods, Inc.	A2	0.25%	09/08/2011	N/A	499,970
500,000	Pacific Gas Electric	A2	0.36%	09/08/2011	N/A	499,980
500,000	United Healthcare Corp.	A2	0.38%	09/15/2011	N/A	499,945
500,000	Viacom, Inc.	A2	0.25%	09/07/2011	N/A	499,975
	(Cost $6,106,257)					6,106,304

	Municipal Bonds - 4.7%
	New York - 2.7%
400,000	New York City, New York General Obligation Variable Rate, Series L-5(d)	AA	1.65%	04/01/2035	09/02/11 @ 100	400,000

	Tennessee - 2.0%
300,000	Shelby County, Tennessee General Obligation Variable Rate(d)	AA+	0.18%	12/01/2031	10/03/11 @ 100	300,000

	Total Municipal Bonds - 4.7%
	(Cost $700,000)					700,000

Number
of Shares	Description					Value
	Money Market - 6.8%
1,023,096	Dreyfus Treasury Prime Cash Management Institutional Shares					1,023,096
	(Cost $1,023,096)

	Investments of Collateral for Securities Loaned - 0.8%
112,370	BNY Mellon Securities Lending Overnight Fund, 0.093% (e) (f)					112,370
	(Cost $112,370)

	Total Investments - 100.7%
	(Cost $15,062,597)					15,037,146
	Liabilities in excess of Other Assets - (0.7%)					(102,708)
	Net Assets - 100.0%					$ 14,934,438

AG - Stock Corporation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
N/A- Not Applicable
PLC - Public Limited Company
ULC - Unlimited Liability Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $1,331,651, which represents 8.9% of net assets.

(b)	Floating or variable rate coupon. The rate shown is as of August 31, 2011.
(c)	Security, or portion thereof, was on loan at August 31, 2011.
(d)	Security has a maturity of more than one year, but has a variable rate and demand features which qualify it as a short-term security. The rate shown is that earned by the fund as of August 31, 2011.
(e)	At August 31, 2011, the total market value of the Fund's securities on loan was $109,551 and the total market value of the collateral held by the Fund was $112,370.
(f)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

GSY I Guggenheim Enhanced Ultra-Short Bond ETF

Country Allocation***
United States	92.6%
Cayman Islands	5.2%
Ireland	1.5%
Canada	0.7%
*** Subject to change daily. Based on total investments.

At August 31, 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$15,062,597	$10,239	$(35,690)	$(25,451)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820):Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees as described above.
The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Corporate Bonds	$-	$3,481	$-	$3,481
Asset Backed Securities	-	993	-	993
Collateralized Mortgage Obligations	-	298	-	298
U.S. Government and Agency Securities	-	1,303	-	1,303
Exchange Traded Funds	1,021	-	-	1,021
Commercial Paper	-	6,106	-	6,106
Municipal Bonds	-	700	-	700
Money Market Fund	1,023			1,023
Investments of Collateral for Securities Loaned	112	-	-	112
Total	$2,156	$12,881	$-	$15,037

There were no transfers between levels.

LVL Guggenheim S&P Global Dividend Opportunities Index ETF
Portfolio of Investments
August 31, 2011 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 99.8%
	Common Stocks - 94.3%
	Australia - 9.9%
37,470	ASX Ltd.	$ 1,164,529
7,701	Commonwealth Bank of Australia	397,689
200,361	DUET Group	351,906
97,551	Metcash Ltd.	424,157
102,889	Seven West Media Ltd.	402,190
255,301	Spark Infrastructure Group(a)	343,136
138,460	Telstra Corp. Ltd.	449,300
356,724	Ten Network Holdings Ltd.	359,112
18,216	Westpac Banking Corp.	401,874
		4,293,893

	Belgium - 1.0%
13,401	Belgacom SA	440,692

	Bermuda - 4.1%
65,213	Catlin Group Ltd.	395,532
214,500	Orient Overseas International Ltd.	1,058,780
10,038	Seadrill Ltd.	326,343
		1,780,655

	Canada - 1.8%
28,631	Just Energy Group, Inc.	373,021
16,171	Pembina Pipeline Corp.(b)	421,536
		794,557

	Cayman Islands - 0.9%
1,668,000	China Dongxiang Group Co.(b)	374,728

	China - 0.9%
26,500	Hang Seng Bank Ltd.	390,204

	Czech Republic - 2.7%
8,451	CEZ AS	398,487
1,460	Komercni Banka AS	307,614
17,361	Telefonica Czech Republic AS	444,333
		1,150,434

	Finland - 1.8%
17,145	Orion OYJ, Class B	387,067
24,624	Sanoma OYJ(b)	372,263
		759,330

	France - 1.6%
17,557	France Telecom SA(b)	336,205
53,586	PagesJaunes Groupe(b)	350,198
		686,403

	Germany - 3.3%
29,008	Deutsche Telekom AG	367,789
16,067	E.ON AG	352,898
8,443	Hannover Rueckversicherung AG	399,210
8,490	RWE AG	319,655
		1,439,552

	Hungary - 0.9%
146,520	Magyar Telekom Telecommunications PLC	394,860

	Israel - 3.0%
179,523	Bezeq The Israeli Telecommunication Corp. Ltd.	395,576
16,272	Cellcom Israel Ltd.	361,401
50,741	Partner Communications Co. Ltd.	561,888
		1,318,865

	Italy - 2.7%
22,852	Atlantia SpA	368,835
75,636	Snam Rete Gas SpA	365,906
413,817	Telecom Italia SpA	455,798
		1,190,539

	Luxembourg - 1.0%
15,443	SES SA	423,018

	Mexico - 2.1%
10,975	Industrias Penoles SAB de CV	523,804
65,100	Kimberly-Clark de Mexico SAB de CV, Series A	390,025
		913,829

	Netherlands - 1.1%
32,147	Koninklijke KPN NV	456,373

	Norway - 3.7%
12,794	Fred Olsen Energy ASA	458,039
1,956,046	Marine Harvest	1,143,861
		1,601,900

	Philippines - 1.0%
7,850	Philippine Long Distance Telephone Co.	443,665

	Portugal - 1.4%
65,692	Brisa Auto-Estradas de Portugal SA	255,470
101,248	EDP - Energias de Portugal SA	333,829
		589,299

	Singapore - 0.8%
101,000	SembCorp Marine Ltd.	341,917

	South Africa - 2.7%
65,946	African Bank Investments Ltd.	335,066
154,978	Growthpoint Properties Ltd.	424,051
5,849	Kumba Iron Ore Ltd.	404,898
		1,164,015

	Spain - 4.5%
18,973	Enagas SA	399,106
28,928	Ferrovial SA	363,193
50,558	Iberdrola SA	373,721
116,981	Mapfre SA	402,378
19,380	Telefonica SA	404,877
		1,943,275

	Sweden - 4.3%
24,789	Skanska AB	377,280
71,231	Tele2 AB	1,507,058
		1,884,338

	Taiwan - 1.0%
11,981	Chunghwa Telecom Co. Ltd., ADR	416,579

	Thailand - 2.3%
120,600	Advanced INFO Service PCL	456,727
234,100	Total Access Comm PCL	544,827
		1,001,554

	Turkey - 1.9%
139,034	Eregli Demir VE Celik Fabrikalari TAS	268,082
78,098	Tofas Turk Otomobil Fabri	256,588
69,634	Turk Telekomunikasyon As	318,021
		842,691

	United Kingdom - 8.1%
64,081	Amlin PLC	325,436
8,542	AstraZeneca PLC	406,129
71,581	Halfords Group PLC	357,464
172,558	Home Retail Group PLC	358,234
27,007	Provident Financial PLC	494,270
18,875	Scottish & Southern Energy PLC	399,532
17,667	Severn Trent PLC	422,577
43,917	United Utilities Group PLC	429,047
128,650	Vodafone Group PLC	337,254
		3,529,943

	United States - 23.8%
8,783	AGL Resources, Inc.	363,792
46,427	American Capital Agency Corp., REIT	1,323,634
22,645	Annaly Capital Management, Inc., REIT	410,554
37,662	Apollo Investment Corp.	342,348
23,665	Ares Capital Corp.	359,945
12,088	AT&T, Inc.	344,266
14,120	Avista Corp.	358,366
12,775	Bristol-Myers Squibb Co.	380,056
23,371	Capstead Mortgage Corp., REIT	311,068
94,544	Chimera Investment Corp., REIT	286,468
6,935	Consolidated Edison, Inc.	389,816
5,276	Diamond Offshore Drilling, Inc.(b)	336,240
12,183	DPL, Inc.	364,515
5,658	DTE Energy Co.	286,068
9,939	Eli Lilly & Co.	372,812
6,624	Exelon Corp.	285,627
14,466	Hatteras Financial Corp., REIT	399,406
10,581	Highwoods Properties, Inc., REIT	346,634
45,363	Hudson City Bancorp, Inc.	281,704
7,335	Mercury General Corp.	289,806
48,435	MFA Financial, Inc., REIT	362,778
24,583	New York Community Bancorp, Inc.	314,908
14,315	Portland General Electric Co.	345,278
24,788	Redwood Trust, Inc., REIT	311,337
32,145	Regal Entertainment Group, Class A(b)	420,135
9,421	SCANA Corp.	378,913
13,171	Vectren Corp.	360,490
		10,326,964

	Total Common Stocks - 94.3%
	(Cost $43,308,933)	40,894,072

	Preferred Stocks - 4.3%
	Brazil - 3.6%
48,676	Telecomunicacoes de Sao Paulo SA, ADR	1,546,437

	Germany - 0.7%
9,280	RWE AG	314,459

	Total Preferred Stocks - 4.3%
	(Cost $1,839,140)	1,860,896

	Exchange Traded Fund - 0.3%
2,935	iShares MSCI Acwi Index Fund(b)	$128,201
	(Cost $126,477)

	Income Trust - 0.9%
	Canada - 0.9%
10,955	Labrador Iron Ore Royalty Co.	$399,168
	(Cost $439,171)

	Total Long-Term Investments - 99.8%
	(Cost $45,713,721)	43,282,337

Number
of Shares	Description	Value
	Investments of Collateral for Securities Loaned - 5.0%

2,170,618	BNY Mellon Securities Lending Overnight Fund, 0.093%(c) (d)	2,170,618
	(Cost $2,170,618)

	Total Investments - 104.8%
	(Cost $47,884,339)	45,452,955
	Liabilities in excess of Other Assets - (4.8%)	(2,065,963)
	Net Assets - 100.0%	$ 43,386,992

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
AS - Joint Stock Company
ASA - Stock Company
NV - Publicly Traded Company
OYJ - Public Traded Company
PCL - Public Company Limited
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation
SpA - Limited Share Company
SAB de CV - Publicly Traded Company

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $343,136, which represents 0.8% of net assets applicable to common shares.

(b)	Security, or portion thereof, was on loan at August 31, 2011.
(c)
At August 31, 2011, the total market value of the Fund's securities on loan was $2,095,629 and the total market value of the collateral held by the Fund was $2,193,118, consisting of cash collateral of $2,170,618 and U.S. Government and Agency securities valued at $22,500.

(d)	Interest rate shown reflects yield as of August 31, 2011.

See previously submitted notes to financial statements for the period ended May 31, 2011.

Security of Investments by Sector Classification*
Communications	29.8%
Financial	24.9%
Utilities	19.2%
Consumer, Non-cyclical	8.6%
Industrial	4.9%
Basic Materials	4.6%
Consumer, Cyclical	4.1%
Energy	3.6%
Exchange Traded Fund	0.3%

* Subject to change daily. Based on long-term investments. Securities are classified by sectors that represent broad groups of related industries.

At August 31 2011, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$47,886,945	$1,287,557	$(3,721,547)	$(2,433,990)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s)
for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the
Board of Trustees. The Fund did not have any Level 3 securities at August 31, 2011.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of August 31, 2011.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets
Common Stock	$40,894	$–	$–	$40,894
Preferred Stock	1,861	–	–	1,861
Exchange Traded Fund	128	–	–	128
Income Trust	399	–	–	399
Investments of Collateral for Securities Loaned	2,171	–	–	2,171
Total	$45,453	$–	$–	$45,453

There were no transfers between levels.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust

By:	/s/Kevin M. Robinson
  Kevin M. Robinson
  Chief Executive Officer and Chief Legal Officer

Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kevin M. Robinson
     Kevin M. Robinson
     Chief Executive Officer and Chief Legal Officer

Date:	October 26, 2011

By:	/s/John Sullivan
    John Sullivan
    Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	October 26, 2011